UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑07751
Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Mark J. Czarniecki
Vice President and Secretary
901 Marquette Avenue
Minneapolis, Minnesota 55402

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: May 31
Date of reporting period: May 31, 2026

Item 1.	Reports to Stockholders.

Annual Shareholder Report May 31, 2026

Nuveen Kansas Municipal Bond Fund
Class A Shares/FKSTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$85	0.82%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Kansas Municipal Bond Fund returned 6.71% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Kansas Index, which returned 6.21%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and BB-rated bonds.

•
Sector positioning, especially an overweight to dedicated-tax bonds.

•
Security selection in the local school district and health care bond sectors, and in Overland Park Convention Center bonds.

Top detractors from relative performance

•
An underweight to higher-education bonds.

•
Overland Park Prairiefire development bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	6.71%	1.03%	1.85%

Class A Shares at maximum sales charge (Offering Price)	2.20%	0.16%	1.41%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Kansas Index	6.21%	1.51%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$194,548,848

Total number of portfolio holdings	151

Portfolio turnover (%)	15%

Total management fees paid for the year	$952,272

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R101_AR_0526 5533650

3

Annual Shareholder Report May 31, 2026

Nuveen Kansas Municipal Bond Fund
Class C Shares/FAFOX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$167	1.62%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Kansas Municipal Bond Fund returned 5.90% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Kansas Index, which returned 6.21%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and BB-rated bonds.

•
Sector positioning, especially an overweight to dedicated-tax bonds.

•
Security selection in the local school district and health care bond sectors, and in Overland Park Convention Center bonds.

Top detractors from relative performance

•
An underweight to higher-education bonds.

•
Overland Park Prairiefire development bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.90%	0.22%	1.19%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Kansas Index	6.21%	1.51%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$194,548,848

Total number of portfolio holdings	151

Portfolio turnover (%)	15%

Total management fees paid for the year	$952,272

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R671_AR_0526 5533650

3

Annual Shareholder Report May 31, 2026

Nuveen Kansas Municipal Bond Fund
Class I Shares/FRKSX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Kansas Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.62%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Kansas Municipal Bond Fund returned 6.94% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Kansas Index, which returned 6.21%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated and BB-rated bonds.

•
Sector positioning, especially an overweight to dedicated-tax bonds.

•
Security selection in the local school district and health care bond sectors, and in Overland Park Convention Center bonds.

Top detractors from relative performance

•
An underweight to higher-education bonds.

•
Overland Park Prairiefire development bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	6.94%	1.23%	2.05%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Kansas Index	6.21%	1.51%	2.30%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$194,548,848

Total number of portfolio holdings	151

Portfolio turnover (%)	15%

Total management fees paid for the year	$952,272

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R408_AR_0526 5533650

3

Annual Shareholder Report May 31, 2026

Nuveen Kentucky Municipal Bond Fund
Class A Shares/FKYTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$120	1.16%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Kentucky Municipal Bond Fund returned 7.29% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Kentucky Index, which returned 6.71%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to bonds with durations between two and six years.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
An underweight to the industrial revenue development bond sector.

Top detractors from relative performance

•
Sector positioning, especially an overweight to health care bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	7.29%	0.19%	1.63%

Class A Shares at maximum sales charge (Offering Price)	2.75%	(0.66)%	1.19%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Kentucky Index	6.71%	1.50%	2.51%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$220,120,918

Total number of portfolio holdings	98

Portfolio turnover (%)	13%

Total management fees paid for the year	$1,072,584

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

(2)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R507_AR_0526 5533671

3

Annual Shareholder Report May 31, 2026

Nuveen Kentucky Municipal Bond Fund
Class C Shares/FKCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$202	1.96%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Kentucky Municipal Bond Fund returned 6.44% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Kentucky Index, which returned 6.71%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to bonds with durations between two and six years.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
An underweight to the industrial revenue development bond sector.

Top detractors from relative performance

•
Sector positioning, especially an overweight to health care bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	6.44%	(0.61)%	0.98%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Kentucky Index	6.71%	1.50%	2.51%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$220,120,918

Total number of portfolio holdings	98

Portfolio turnover (%)	13%

Total management fees paid for the year	$1,072,584

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

(2)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R663_AR_0526 5533671

3

Annual Shareholder Report May 31, 2026

Nuveen Kentucky Municipal Bond Fund
Class I Shares/FKYRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Kentucky Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$100	0.96%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Kentucky Municipal Bond Fund returned 7.50% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Kentucky Index, which returned 6.71%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to bonds with durations between two and six years.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
An underweight to the industrial revenue development bond sector.

Top detractors from relative performance

•
Sector positioning, especially an overweight to health care bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	7.50%	0.39%	1.84%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Kentucky Index	6.71%	1.50%	2.51%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$220,120,918

Total number of portfolio holdings	98

Portfolio turnover (%)	13%

Total management fees paid for the year	$1,072,584

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

(2)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R804_AR_0526 5533671

3

Annual Shareholder Report May 31, 2026

Nuveen Michigan Municipal Bond Fund
Class A Shares/FMITX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$85	0.82%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Michigan Municipal Bond Fund returned 6.71% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Michigan Index, which returned 6.36%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
An overweight to the dedicated-tax bond sector.

Top detractors from relative performance

•
Sector allocation, especially an overweight to utility bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	6.71%	(0.13)%	1.48%

Class A Shares at maximum sales charge (Offering Price)	2.19%	(0.98)%	1.05%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Michigan Index	6.36%	1.12%	2.47%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$217,545,018

Total number of portfolio holdings	120

Portfolio turnover (%)	19%

Total management fees paid for the year	$977,391

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R853_AR_0526 5533682

3

Annual Shareholder Report May 31, 2026

Nuveen Michigan Municipal Bond Fund
Class C Shares/FAFNX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$167	1.62%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Michigan Municipal Bond Fund returned 5.87% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Michigan Index, which returned 6.36%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
An overweight to the dedicated-tax bond sector.

Top detractors from relative performance

•
Sector allocation, especially an overweight to utility bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.87%	(0.92)%	0.83%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Michigan Index	6.36%	1.12%	2.47%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$217,545,018

Total number of portfolio holdings	120

Portfolio turnover (%)	19%

Total management fees paid for the year	$977,391

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R655_AR_0526 5533682

3

Annual Shareholder Report May 31, 2026

Nuveen Michigan Municipal Bond Fund
Class I Shares/NMMIX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Michigan Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.62%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Michigan Municipal Bond Fund returned 6.92% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Michigan Index, which returned 6.36%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
An overweight to the dedicated-tax bond sector.

Top detractors from relative performance

•
Sector allocation, especially an overweight to utility bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	6.92%	0.07%	1.69%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Michigan Index	6.36%	1.12%	2.47%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$217,545,018

Total number of portfolio holdings	120

Portfolio turnover (%)	19%

Total management fees paid for the year	$977,391

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R820_AR_0526 5533682

3

Annual Shareholder Report May 31, 2026

Nuveen Missouri Municipal Bond Fund
Class A Shares/FMOTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$80	0.77%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Missouri Municipal Bond Fund returned 6.90% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of six years and shorter.

Top detractors from relative performance

•
Security selection.

•
Shorter-duration health care bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	6.90%	0.79%	2.08%

Class A Shares at maximum sales charge (Offering Price)	2.45%	(0.07)%	1.64%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Missouri Index	7.30%	1.37%	2.43%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$504,501,374

Total number of portfolio holdings	251

Portfolio turnover (%)	7%

Total management fees paid for the year	$2,457,683

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R812_AR_0526 5533700

3

Annual Shareholder Report May 31, 2026

Nuveen Missouri Municipal Bond Fund
Class C Shares/FAFPX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.57%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Missouri Municipal Bond Fund returned 6.06% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Missouri Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of six years and shorter.

Top detractors from relative performance

•
Security selection.

•
Shorter-duration health care bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	6.06%	(0.02)%	1.43%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Missouri Index	7.30%	1.37%	2.43%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$504,501,374

Total number of portfolio holdings	251

Portfolio turnover (%)	7%

Total management fees paid for the year	$2,457,683

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R648_AR_0526 5533700

3

Annual Shareholder Report May 31, 2026

Nuveen Missouri Municipal Bond Fund
Class I Shares/FMMRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Missouri Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$59	0.57%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Missouri Municipal Bond Fund returned 7.21% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund performed in line with the S&P Municipal Bond Missouri Index, which returned 7.30%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to bonds with durations of 10 years and longer and an underweight to bonds with durations of six years and shorter.

Top detractors from relative performance

•
Security selection.

•
Shorter-duration health care bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	7.21%	1.00%	2.29%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Missouri Index	7.30%	1.37%	2.43%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$504,501,374

Total number of portfolio holdings	251

Portfolio turnover (%)	7%

Total management fees paid for the year	$2,457,683

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R770_AR_0526 5533700

3

Annual Shareholder Report May 31, 2026

Nuveen Ohio Municipal Bond Fund
Class A Shares/FOHTX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.76%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ohio Municipal Bond Fund returned 6.28% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Ohio Index, which returned 5.96%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to dedicated-tax bonds.

Top detractors from relative performance

•
An underweight to the housing bond sector.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	6.28%	0.47%	1.74%

Class A Shares at maximum sales charge (Offering Price)	1.80%	(0.38)%	1.31%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Ohio Index	5.96%	0.90%	2.46%

Lipper Ohio Municipal Debt Funds Classification Average	6.75%	0.45%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$426,973,140

Total number of portfolio holdings	196

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,181,795

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R762_AR_0526 5533713

3

Annual Shareholder Report May 31, 2026

Nuveen Ohio Municipal Bond Fund
Class C Shares/FAFMX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$160	1.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ohio Municipal Bond Fund returned 5.53% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund underperformed the S&P Municipal Bond Ohio Index, which returned 5.96%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to dedicated-tax bonds.

Top detractors from relative performance

•
An underweight to the housing bond sector.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	5.53%	(0.34)%	1.08%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Ohio Index	5.96%	0.90%	2.46%

Lipper Ohio Municipal Debt Funds Classification Average	6.75%	0.45%	1.70%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$426,973,140

Total number of portfolio holdings	196

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,181,795

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R630_AR_0526 5533713

3

Annual Shareholder Report May 31, 2026

Nuveen Ohio Municipal Bond Fund
Class I Shares/NXOHX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Ohio Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$58	0.56%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Ohio Municipal Bond Fund returned 6.50% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Ohio Index, which returned 5.96%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds and an underweight to shorter-duration bonds.

•
Credit quality positioning, especially an overweight to non-rated bonds.

•
Sector positioning, especially an overweight to dedicated-tax bonds.

Top detractors from relative performance

•
An underweight to the housing bond sector.

•
Security selection.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	6.50%	0.67%	1.94%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Ohio Index	5.96%	0.90%	2.46%

Lipper Ohio Municipal Debt Funds Classification Average	6.75%	0.45%	1.70%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$426,973,140

Total number of portfolio holdings	196

Portfolio turnover (%)	19%

Total management fees paid for the year	$2,181,795

What did the Fund invest in? (as of May 31, 2026)

(1)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R739_AR_0526 5533713

3

Annual Shareholder Report May 31, 2026

Nuveen Wisconsin Municipal Bond Fund
Class A Shares/FWIAX

Annual Shareholder Report
This annual shareholder report contains important information about the Class A Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$114	1.10%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Wisconsin Municipal Bond Fund returned 7.98% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Wisconsin Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated bonds.

•
Sector positioning, especially an overweight to appropriation, health care and housing bonds and an underweight to state general obligation bonds.

•
Security selection, especially among non-rated and out-of-state bonds.

Top detractors from relative performance

•
Overweights to dedicated-tax and utility bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class A Shares at NAV (excluding maximum sales charge)	7.98%	0.98%	2.08%

Class A Shares at maximum sales charge (Offering Price)	3.49%	0.11%	1.65%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Wisconsin Index	6.74%	1.45%	2.42%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$102,921,015

Total number of portfolio holdings	91

Portfolio turnover (%)	8%

Total management fees paid for the year	$413,794

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

(3)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R721_AR_0526 5533724

3

Annual Shareholder Report May 31, 2026

Nuveen Wisconsin Municipal Bond Fund
Class C Shares/FWCCX

Annual Shareholder Report
This annual shareholder report contains important information about the Class C Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$197	1.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Wisconsin Municipal Bond Fund returned 7.12% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Wisconsin Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated bonds.

•
Sector positioning, especially an overweight to appropriation, health care and housing bonds and an underweight to state general obligation bonds.

•
Security selection, especially among non-rated and out-of-state bonds.

Top detractors from relative performance

•
Overweights to dedicated-tax and utility bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class C Shares at NAV (excluding maximum sales charge)	7.12%	0.17%	1.44%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Wisconsin Index	6.74%	1.45%	2.42%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Class C Shares are subject to a contingent deferred sales charge if redeemed within 12 months of purchase, which will be reflected in total returns presented for less than one year.
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$102,921,015

Total number of portfolio holdings	91

Portfolio turnover (%)	8%

Total management fees paid for the year	$413,794

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

(3)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R622_AR_0526 5533724

3

Annual Shareholder Report May 31, 2026

Nuveen Wisconsin Municipal Bond Fund
Class I Shares/FWIRX

Annual Shareholder Report
This annual shareholder report contains important information about the Class I Shares of the Nuveen Wisconsin Municipal Bond Fund for the period of June 1, 2025 to May 31, 2026. You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$94	0.90%

*	Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

The Nuveen Wisconsin Municipal Bond Fund returned 8.17% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2026. The Fund outperformed the S&P Municipal Bond Wisconsin Index, which returned 6.74%.

Top contributors to relative performance

•
Duration positioning, especially an overweight to longer-duration bonds.

•
Credit-quality positioning, especially an overweight to BBB-rated bonds.

•
Sector positioning, especially an overweight to appropriation, health care and housing bonds and an underweight to state general obligation bonds.

•
Security selection, especially among non-rated and out-of-state bonds.

Top detractors from relative performance

•
Overweights to dedicated-tax and utility bonds.

1

How did the Fund perform over the last 10 years?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 1, 2016 through May 31, 2026) Initial Investment of $10,000

Average Annual Total Returns

	1-Year	5-Year	10-Year

Class I Shares at NAV	8.17%	1.16%	2.27%

S&P Municipal Bond Index	6.57%	1.14%	2.30%

S&P Municipal Bond Wisconsin Index	6.74%	1.45%	2.42%

Lipper Other States Municipal Debt Funds Classification Average	7.08%	0.43%	1.54%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/mutual-funds/prospectuses or call (800) 257‑8787.

2

Fund Statistics (as of May 31, 2026)

Fund net assets	$102,921,015

Total number of portfolio holdings	91

Portfolio turnover (%)	8%

Total management fees paid for the year	$413,794

What did the Fund invest in? (as of May 31, 2026)

(1)	Affiliated investment.

(2)
The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

(3)
Total investments include the Fund’s assets attributable to financial leverage. For these purposes, financial leverage includes the Fund’s investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2026 at https://www.nuveen.com/en-us/mutual-funds/prospectuses or upon request at (800) 257-8787.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/mutual-funds/prospectuses, including its:
• prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67065R689_AR_0526 5533724

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, John K. Nelson and Loren M. Starr, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and Chair of the Board for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Item 4.	Principal Accountant Fees and Services.

Nuveen Multistate Trust IV

The following tables show the amount of fees that PricewaterhouseCoopers LLP (“PwC”), the independent registered public accounting firm, billed to the Registrant during the Registrant’s last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PwC provided to the Registrant, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Registrant waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant during the fiscal year in which the services are provided; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE REGISTRANT

Fiscal Year Ended	Audit Fees Billed to Registrant[1]	Audit-Related Fees Billed to Registrant[2]	Tax Fees Billed to Registrant[3]	All Other Fees Billed to Registrant[4]
May 31, 2026	$189,966	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

May 31, 2025	$189,577	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%	0%

1

“Audit Fees” are the aggregate fees billed for professional services for the audit of the Registrant’s annual financial statements and services provided in connection with statutory and regulatory filings.

2

“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”.

3	“Tax Fees” are the aggregate fees billed for professional services for tax compliance, tax advice, and tax planning.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”.

SERVICES THAT THE REGISTRANT’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BILLED TO THE ADVISER AND AFFILIATED REGISTRANT SERVICE PROVIDERS

The following tables show the amount of fees billed by PwC to Nuveen Fund Advisors, LLC (the “Adviser”), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant (“Affiliated Fund Service Provider”), for engagements directly related to the Registrant’s operations and financial reporting, during the Registrant’s last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Registrant, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Registrant did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the Registrant’s audit is completed.

Fiscal Year Ended	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
May 31, 2026	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

May 31, 2025	$0	$0	$0

Percentage approved pursuant to pre-approval exception	0%	0%	0%

NON-AUDIT SERVICES

The following table shows the amount of fees that PwC billed during the Registrant’s last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that the Registrant’s independent registered public accounting firm provides to the Adviser and any Affiliated Fund Service Provider, if the engagement related directly to the Registrant’s operations and financial reporting (except for those subject to the pre-approval exception described above). The Audit Committee requested and received information from PwC about any non-audit services rendered during the Registrant’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PwC’s independence.

Fiscal Year Ended	Total Non-Audit Fees Billed to Registrant	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Registrant)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
May 31, 2026	$0	$0	$10,413,055	$10,413,055
May 31, 2025	$0	$0	$10,974,000	$10,974,000

“Non-Audit Fees billed to Registrant” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to the Registrant in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the independent registered public accounting firm’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the independent registered public accounting firm’s full-time, permanent employees.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Registrant by the Registrant’s independent registered public accounting firm and (ii) all audit and non-audit services to be performed by the Registrant’s independent registered public accounting firm for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Registrant.

Item 4(i) and Item 4(j) are not applicable to the Registrant.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Nuveen Multistate Trust IV and Shareholders of Nuveen Kansas Municipal Bond Fund, Nuveen
Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio
Municipal Bond Fund and Nuveen Wisconsin Municipal Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Kansas Municipal Bond Fund, Nuveen Kentucky Municipal Bond Fund, Nuveen Michigan Municipal Bond
Fund, Nuveen Missouri Municipal Bond Fund, Nuveen Ohio Municipal Bond Fund and Nuveen Wisconsin Municipal
Bond Fund (constituting Nuveen Multistate Trust IV, hereafter collectively referred to as the "Funds") as of May 31,
2026, the related statements of operations for the year ended May 31, 2026, the statement of cash flows for Nuveen
Kentucky Municipal Bond Fund for the year ended May 31, 2026, the statements of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31,
2026, the results of each of their operations for the year then ended, the cash flows of Nuveen Kentucky Municipal
Bond Fund for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2026 and each of the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
July 28, 2026
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Portfolio of Investments May 31, 2026
Kansas
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
X 189,889,252 MUNICIPAL BONDS - 97.6%   X –
CONSUMER DISCRETIONARY - 1.0%
$ 2,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 2,015,888
TOTAL CONSUMER DISCRETIONARY 2,015,888
CONSUMER STAPLES - 4.3%
4,080,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
3 .000 06/01/48 2,903,633
1,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 872,804
745,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 756,305
885,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 871,386
310,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 314,578
255,000 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 247,872
2,510,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 2,403,448
TOTAL CONSUMER STAPLES 8,370,026
EDUCATION AND CIVIC ORGANIZATIONS - 3.8%
4,500,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/47 4,142,336
2,000,000 Kansas City Kansas Community College, Wyandotte County,
Kansas, Auxiliary Enterprise System Revenue Bonds, Series 2021
4 .000 09/01/52 1,742,618
250,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2016A
4 .000 03/01/27 250,161
370,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/45 364,018
425,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/46 411,719
480,000 Kansas Development Finance Authority, Revenue Bonds, Kansas
State University Projects, Series 2024F - BAM Insured
4 .000 04/01/47 458,657
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 7,369,509
HEALTH CARE - 11.3%
385,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/39 397,693
440,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/29 437,870
445,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/30 440,494
50,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/31 49,231
1,075,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,030,169
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 361,540
725,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
5 .000 02/15/36 731,841
740,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 808,373
285,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/28)
5 .000 11/15/54 299,692
430,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/43 434,742
5,000,000 Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial
Hospital, Series 2018A
5 .000 07/01/48 5,014,190

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 270,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Mandatory Put 11/15/26)
5 .000% 11/15/52 $ 272,653
920,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/27 933,746
295,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 307,650
1,580,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
4 .000 03/01/42 1,536,077
2,250,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2017A
5 .000 03/01/47 2,257,625
2,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2019A
5 .000 09/01/48 2,017,737
1,325,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2026A
5 .250 03/01/45 1,443,132
3,000,000 University of Kansas Hospital Authority, Health Facilities Revenue
Bonds, University of Kansas Health System, Series 2026A
5 .500 03/01/54 3,217,921
TOTAL HEALTH CARE 21,992,376
HOUSING/MULTIFAMILY - 0.8%
1,477,378 Kansas Development Finance Authority, Multifamily Housing
Bonds, M-Tebs Riverstone Sycamore Village Series 2024J-1
4 .170 11/01/41 1,485,788
TOTAL HOUSING/MULTIFAMILY 1,485,788
LONG-TERM CARE - 2.6%
2,500,000 Kansas Development Finance Authority Revenue Bonds, Village
Shalom Project, Series 2018A
5 .250 11/15/53 1,808,366
1,300,000 Manhattan Health Care Facility Revenue Bonds, Kansas,
Meadowlarks Hills, Series 2025A
5 .500 06/01/60 1,306,904
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds, Larksfield
Place, Series 2025A-VII
6 .750 06/01/55 1,032,612
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 984,002
TOTAL LONG-TERM CARE 5,131,884
TAX OBLIGATION/GENERAL - 31.4%
1,000,000 Allen County Unified School District 257 Iola, Kansas, General
Obligation Bonds, School Building Series 2019A - BAM Insured
3 .000 09/01/38 914,855
1,390,000 Andover, Kansas, General Obligation Bonds, Series 2024A 4 .000 10/01/41 1,407,119
1,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, Refunding Series 2016A - BAM Insured
4 .000 09/01/35 1,000,461
3,000,000 Butler County Unified School District 490, Kansas, General
Obligation Bonds, School Building Series 2016B - BAM Insured
4 .000 09/01/43 2,984,116
780,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/42 787,156
500,000 Derby, Sedgwick County, Kansas, General Obligation Bonds,
Series 2025B
4 .000 12/01/45 496,631
100,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2017A
3 .125 09/01/37 92,682
2,500,000 Douglas County Unified School District 497, Kansas, General
Obligation Bonds, Series 2018A - BAM Insured
3 .625 09/01/37 2,496,206
500,000 Geary County Unified School District 475, Kansas, General
Obligation Bonds, Refunding Series 2021B
3 .000 09/01/43 414,506
1,000,000 Harvey County Unified School District 440, Harvey County,
Kansas, General Obligation Bonds, Halstead- Bentley, Series
2024 - BAM Insured
5 .000 09/01/49 1,020,233
5,000,000 Harvey County Unified School District 460, Hesston, Kansas,
General Obligation Bonds, Series 2022 - BAM Insured
5 .000 09/01/52 5,083,297
2,000,000 Hutchinson, Kansas, General Obligation Bonds, Temporary Notes
Series 2025D
3 .375 10/01/28 2,003,191

Portfolio of Investments May 31, 2026
(continued)
Kansas

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 5,000,000 Johnson County Unified School District 512, Shawnee Mission,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2021A
3 .000% 10/01/41 $ 4,426,059
1,290,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Improvement Series 2016B
4 .000 09/01/33 1,291,797
620,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Refunding Series 2016
5 .000 09/01/26 623,320
1,000,000 Johnson/Miami County Unified School District 230 Spring Hill,
Kansas, General Obligation Bonds, Series 2018A
5 .000 09/01/34 1,024,666
1,000,000 Leavenworth County Unified School District 464, Tonganoxie,
Kansas, General Obligation Bonds, Refunding & Improvement
Series 2019A - BAM Insured
4 .000 09/01/45 960,309
500,000 Linn County Unified School District 362, Kansas, General
Obligation Bonds, Series 2020
3 .000 09/01/35 478,606
1,000,000 Lyon County Unified School District 253 Emporia, Kansas,
General Obligation Bonds, Series 2019
3 .000 09/01/44 851,076
1,030,000 Maize, Kansas, General Obligation Bonds, Series 2024A - BAM
Insured
4 .000 10/01/44 1,030,102
910,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/40 1,051,632
975,000 Rawlins County Unified School District 105, Kansas, General
Obligation Bonds, Atwood Series 2024 - BAM Insured
7 .000 09/01/41 1,120,212
205,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/31 203,819
200,000 Reno County, Kansas, General Obligation Bonds, Refunding &
Improvement Series 2021
3 .000 09/01/34 192,005
1,130,000 Riley County Unified School District 383, Manhattan-Ogen,
Kansas, General Obligation Bonds, Refunding Series 2016
4 .000 09/01/29 1,133,492
2,530,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
3 .000 09/01/33 2,454,455
500,000 Saline County, Kansas, General Obligation Bonds, Sales Tax
Series 2021B
2 .000 09/01/34 428,347
465,000 Sedgwick County Unified School District 262, Kansas, General
Obligation Bonds, Refunding Series 2017 - BAM Insured
4 .000 09/01/30 466,622
1,000,000 Sedgwick County Unified School District 265 Goddard, Kansas,
General Obligation Bonds, School Building Series 2017A - BAM
Insured
3 .000 10/01/32 987,164
1,650,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/31 1,671,211
500,000 Sedgwick County Unified School District 266 Maize, Harvey
County, Kansas, General Obligation Bonds, Series 2019A
4 .000 09/01/32 505,765
460,000 Shawnee County Unified School District 437 Auburn- Washburn,
Kansas, General Obligation Bonds, Improvement Series 2024A
5 .000 09/01/37 517,428
2,000,000 Unified School District 470, Cowley County, Kansas, General
Obligation Bonds, Refunding & Improvement Series 2026 - BAM
Insured
4 .500 09/01/48 1,981,883
1,250,000 Wabaunsee County Unified School District 330 Mission Valley,
Kansas, General Obligation Bonds, Series 2022 - BAM Insured
5 .500 09/01/47 1,314,471
2,000,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
5 .000 12/01/39 2,001,988
500,000 Wichita, Kansas, General Obligation Bonds, Airport Series
2015C, (AMT)
4 .250 12/01/44 469,198
1,255,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 3 .250 12/01/36 1,206,720
1,720,000 Wichita, Kansas, General Obligation Bonds, Series 2024-835 4 .000 12/01/39 1,743,047
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/40 1,031,345
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
5 .000 09/01/41 1,029,855
1,000,000 Wyandotte County Unified School District 203, Piper, Kansas,
General Obligation Bonds, Improvement Series 2018A
4 .000 09/01/48 868,608
3,800,000 Wyandotte County, Unified School District 500, Kansas, Taxable
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 09/01/50 3,923,372
200,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2015A
3 .000 08/01/28 199,345

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,285,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000% 08/01/43 $ 1,291,524
2,500,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A - BAM
Insured
4 .000 08/01/44 2,486,673
1,415,000 Wyandotte County/Kansas City Unified Government, Kansas,
General Obligation Bonds, Improvement Series 2025A
4 .000 08/01/45 1,378,563
TOTAL TAX OBLIGATION/GENERAL 61,045,132
TAX OBLIGATION/LIMITED - 20.2%
500,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/28 511,272
1,380,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/29 1,410,469
1,320,000 Dodge City, Kansas, Sales Tax Revenue Bonds, Refunding Series
2016 - AGM Insured
5 .000 06/01/31 1,347,368
500,000 (b) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 503,870
500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 549,349
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,004,652
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/32 1,003,955
2,275,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 2,283,133
1,250,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 1,227,070
2,630,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
4 .000 10/01/28 2,642,495
815,000 Johnson County Community College, Kansas, Certificates of
Participation, Series 2017
3 .000 10/01/31 811,598
2,240,000 Kansas Department of Transportation, Highway Revenue Bonds,
Series 2017A
5 .000 09/01/33 2,299,084
2,500,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/44 2,542,011
1,175,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas  Projects, Taxable Series 2025A
4 .500 05/01/45 1,190,172
1,000,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas Projects, Refunding Series 2019F
3 .000 11/01/33 971,232
1,170,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
4 .000 09/01/30 1,183,662
1,350,000 Kansas Development Finance Authority, Kansas, Sales Tax
Revenue Bonds, K-State Olathe Innovation Campus Inc., Series
2019H-1
3 .000 09/01/34 1,313,156
2,100,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 2,181,214
5,925,000 Overland Park Development Corporation, Kansas, Revenue
Bonds, Convention Center Hotel, Refunding & improvement
Series 2019
5 .000 03/01/44 5,967,429
200,000 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 92,000
200,000 (c) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 47,750
2,775,000 (c) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 721,500
335,000 Ozawkie Kansas, General Obligation Refunding Bonds, Series
2020
3 .000 09/01/39 311,126
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 988,194

Portfolio of Investments May 31, 2026
(continued)
Kansas

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000% 10/01/32 $ 1,009,259
2,000,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 2,005,797
980,000 Wyandotte County/Kansas City Unified Government, Kansas,
Community Improvement District Sales Tax Revenue Bonds,
Legends Appartments Garage & West Lawn Project, Series 2018
4 .500 06/01/40 981,496
1,260,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Kansas International
Speedway Corporation Project, Refunding Series 2014
5 .000 12/01/26 1,261,650
675,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project Area
1 and 2A, Series 2015
5 .750 09/01/32 653,210
240,000 (d) Wyandotte County-Kansas City Unified Government,
Kansas, Sales Tax Special Obligation Revenue Bonds, Kansas
International Speedway Corporation, Series 1999
0 .000 12/01/27 226,694
TOTAL TAX OBLIGATION/LIMITED 39,241,867
TRANSPORTATION - 3.3%
1,120,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 1,115,293
1,100,000 Kansas State Turnpike Authority, Turnpike Revenue Bonds,
Refunding Series 2019A
5 .000 09/01/38 1,156,540
1,515,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 1,514,992
1,485,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 1,566,036
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,037,160
TOTAL TRANSPORTATION 6,390,021
U.S. GUARANTEED - 0.1% (e)
150,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
5 .000 02/15/36 152,364
40,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B, (Pre-
refunded 11/15/28)
5 .000 11/15/54 42,005
15,000 (a) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Advent Health Obligated Group, Series 2021C,
(Pre-refunded 11/15/26)
5 .000 11/15/52 15,147
TOTAL U.S. GUARANTEED 209,516
UTILITIES - 18.8%
130,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside LP
Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 130,014
600,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
5 .000 09/01/27 615,456
1,135,000 Chisholm Creek Utility Authority, Kansas, Water and Wastewater
Facilities Revenue Bonds, Bel Aire & Park Cities, Kansas Project,
Refunding Series 2017 - AGM Insured
4 .000 09/01/29 1,149,131
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/31 1,077,999
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/32 1,088,494
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/33 1,095,903
800,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024B
5 .000 07/01/34 882,555
2,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 2,032,694
1,000,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 1,041,916

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,165,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000% 10/01/37 $ 1,179,605
3,750,000 Guam Power Authority, Revenue Bonds, Refunding Series 2017A 5 .000 10/01/40 3,786,419
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 157,952
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/33 1,005,918
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/34 1,005,919
1,000,000 Kansas Municipal Energy Agency, Power Project Revenue Bonds,
Dogwood Project, Series 2018A - BAM Insured
5 .000 04/01/35 1,005,919
2,000,000 Lawrence, Kansas, Water and Sewer System Revenue Bonds,
Refunding and Improvement Series 2025
5 .000 11/01/36 2,266,647
2,480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/27 2,496,402
1,065,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 1,089,274
480,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2005RR - AGC Insured
5 .000 07/01/28 480,103
3,000,000 Saint Marys, Kansas, Pollution Control Revenue Bonds, Evergy
Kansas Central, Inc., Project, Series 2025
3 .500 04/15/32 2,987,308
355,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/29 355,013
780,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/30 780,012
580,000 Salina, Kansas, Water and Sewer System Revenue Bonds,
Refunding Series 2019A
3 .000 10/01/31 579,277
785,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/30 815,546
740,000 Topeka, Kansas, Utility Revenue Bonds, Refunding &
Improvement Series 2021A - BAM Insured
4 .000 08/01/31 765,827
1,595,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 1,400,679
1,105,000 Wichita, Kansas, Water and Sewer Utility Revenue Bonds,
Refunding Series 2017B
5 .000 10/01/26 1,113,255
2,000,000 Wyandotte County/Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Refunding & Improvement Series
2014A
5 .000 09/01/44 2,000,570
2,250,000 Wyandotte County-Kansas City Unified Government, Kansas,
Utility System Revenue Bonds, Improvement Series 2016A
5 .000 09/01/40 2,251,438
TOTAL UTILITIES 36,637,245
TOTAL MUNICIPAL BONDS
(Cost $195,484,681) 189,889,252
TOTAL LONG-TERM INVESTMENTS
(Cost $195,484,681) 189,889,252
OTHER ASSETS & LIABILITIES, NET - 2.4% 4,659,596
NET ASSETS - 100% $ 194,548,848
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-
backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the fiscal period, the aggregate value of these securities is $2,639,681 or 1.4% of Total
Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
Kentucky
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 108.5%
X 238,764,548 MUNICIPAL BONDS - 108.5%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 14.7%
$ 155,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000% 03/01/39 $ 145,404
4,200,000 Kentucky Bond Development Corporation, Educational Facilities
Revenue Bonds, City of Danville, Centre College Project, Series
2021
4 .000 06/01/51 3,491,462
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,002,263
5,320,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 5,323,708
2,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,501,085
500,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
5 .000 06/01/31 521,957
1,450,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Senior Series 2021A-1, (AMT)
2 .125 06/01/32 1,299,682
1,000,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/28 1,024,649
700,000 Kentucky Higher Education Student Loan Corporation, Student
Loan Revenue Bonds, Series 2019A, (AMT)
5 .000 06/01/29 723,878
3,025,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/51 2,735,279
1,350,000 Kentucky State University, Certificates of Participation, Series
2021 - BAM Insured
4 .000 11/01/56 1,202,113
1,075,000 Murray State University, Kentucky, General Receipts Bonds, Series
2015A
5 .000 03/01/27 1,076,688
250,000 University of Kentucky, General Receipts Bonds, Series 2016A 5 .000 04/01/32 251,601
2,000,000 University of Kentucky, General Receipts Bonds, Series 2026B 5 .000 04/01/41 2,226,749
3,000,000 University of Kentucky, Lease Purchase Obligations Bonds, UK
Healthcare Cancer Center Parking Project, Series 2024
5 .000 10/01/49 3,098,725
2,145,000 University of Louisville, Kentucky, Revenue Bonds, General
Receipts Series 2025A - BAM Insured
5 .000 09/01/45 2,273,742
2,500,000 University of Louisville, Kentucky, Revenue Bonds, Refunding
General Reciepts Series 2016C
4 .000 09/01/28 2,502,416
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 32,401,401
HEALTH CARE - 16.3%
9,190,000 Hazard, Kentucky, Healthcare Revenue Bonds, Appalachian
Regional Healthcare Project, Series 2021 - AGM Insured
4 .000 07/01/51 8,475,045
1,000,000 (a) Kentucky Bond Development Corporation, Hospital Revenue
Bonds, Baptist Healthcare System Williamsburg Series 2025A,
(Mandatory Put 8/15/35)
5 .000 08/15/55 1,107,708
3,000,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017B
5 .000 08/15/41 3,041,159
500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 503,778
2,500,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 2,503,882
6,385,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 6,516,292
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/37 103,770
100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/38 103,488
2,690,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 2,579,706

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,500,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A - AGM Insured
5 .000% 05/15/52 $ 4,508,579
2,000,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project, Refunding
Series 2016
5 .000 08/01/37 2,001,322
500,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation,
Refunding Series 2021A
5 .000 04/01/27 509,161
1,980,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/33 1,981,196
2,000,000 Warren County, Kentucky, Hospital Revenue Bonds, Bowling
Green-Warren County Community Hospital Corporation, Series
2012A
5 .000 10/01/37 2,001,387
TOTAL HEALTH CARE 35,936,473
MATERIALS - 0.5%
1,180,000 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC
Project, Series 2022A, (AMT)
4 .700 01/01/52 1,118,489
TOTAL MATERIALS
1,118,489
TAX OBLIGATION/GENERAL - 14.3%
5,780,000 (b) Covington, Kentucky, General Obligation Bonds, Series 2024C,
(UB)
4 .250 12/01/54 5,298,415
5,000,000 (b) Jefferson County School District, Kentucky, General Obligation
Bonds, Series 2024A, (UB)
4 .000 09/01/40 5,025,028
1,925,000 Lexington-Fayette Urban County Government, Kentucky, General
Obligation Bonds, Various Purpose Series 2025A
4 .000 05/01/42 1,887,375
2,000,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2022A
4 .000 04/01/41 2,017,272
5,685,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, General Obligation Bonds, Series 2023A
5 .000 12/01/40 6,299,083
1,680,000 McCracken County, Kentucky, General Obligation Bonds, Series
2024A
4 .000 12/01/44 1,588,827
1,795,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 5 .000 06/01/39 1,949,470
5,000,000 Richmond, Kentucky, General Obligation Bonds, Series 2025 4 .500 06/01/50 4,961,430
2,500,000 Shelby County Board of Education, Kentucky, General Obligation
Bonds, Series 2025
4 .000 02/01/42 2,476,374
TOTAL TAX OBLIGATION/GENERAL 31,503,274
TAX OBLIGATION/LIMITED - 35.1%
1,000,000 Barren County Public Properties Corporation, Kentucky, First
Mortgage Revenue Bonds, Judicial Center Project, Series 2025
5 .000 12/01/36 1,127,335
3,500,000 Christian County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2023 - AGM Insured
4 .500 10/01/53 3,431,129
4,375,000 Kentucky Bond Development Corporation, Kentucky, Industrial
Building Revenue Bonds, Kentucky Communications Network
Authority, Series 2019 - BAM Insured
5 .000 09/01/49 4,440,509
4,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/48 4,010,663
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
4 .000 12/01/41 993,296
13,650,000 (b) Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured, (UB)
4 .000 12/01/41 13,558,487
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,009,769
7,000,000 (b) Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017, (UB)
5 .000 04/01/32 7,122,137
6,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 115, Series 2017
5 .000 04/01/38 6,078,234

Portfolio of Investments May 31, 2026
(continued)
Kentucky

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000% 09/01/45 $ 1,081,520
5,000,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Project, Refunding Series 2017B
5 .000 07/01/28 5,130,347
1,835,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series 2026A
5 .000 07/01/36 2,110,480
2,650,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .125 09/01/41 2,686,140
2,765,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/42 2,819,715
2,870,000 Logan County School District Finance Corporation, Kentucky,
Revenue Bonds, School Building Series 2023
4 .250 09/01/43 2,914,164
2,000,000 Montgomery County School District Finance Corporation,
Kentucky, School Building Revenue Bonds, Series 2026
4 .000 08/01/36 2,040,274
1,910,000 Nelson County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Series 2024
5 .000 06/01/44 1,990,797
985,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Clifton Project, Series 2020B
5 .500 12/01/60 838,933
2,415,000 Newport, Kentucky, Special Obligation Revenue Bonds, Newport
Skypoint Project, Refunding Series 2023
5 .500 09/01/50 2,305,279
1,205,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 938,423
89,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 87,949
3,370,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 3,377,459
4,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,168,146
3,000,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 2,847,641
TOTAL TAX OBLIGATION/LIMITED 77,108,826
TRANSPORTATION - 7.0%
1,750,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/31 1,753,128
1,210,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Refunding
Series 2016
5 .000 01/01/33 1,212,026
5,795,000 Kenton County Airport Board, Kentucky, Airport Revenue Bonds,
Cincinnati/Northern Kentucky International Airport, Series 2024A,
(AMT)
5 .250 01/01/49 5,973,458
700,000 (c) Kentucky Public Transportation Infrastructure Authority,
Toll Revenue Bonds, Downtown Crossing Project, Capital
Appreciation First Tier Series 2013B
0 .000 07/01/32 498,832
1,500,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .400 07/01/33 1,718,922
1,000,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible Capital
Appreciation First Tier Series 2013C
6 .600 07/01/39 1,135,001
1,555,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/31 1,557,217
1,500,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5 .000 07/01/32 1,502,055
TOTAL TRANSPORTATION 15,350,639
UTILITIES - 20.6%
1,980,000 Boone-Florence Water Commission, Kentucky, Water Supply
System Revenue Bonds, Refunding Series 2024A
4 .000 12/01/51 1,751,034
5,705,000 Bowling Green, Kentucky, Water and Sewer Revenue Bonds,
Series 2019 - AGM Insured
4 .000 06/01/49 5,265,825
2,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 1,691,168

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,705,000 Georgetown, Kentucky, Water And Sewer Revenue Bonds,
Refunding Series 2025A
5 .000% 12/01/36 $ 1,942,882
3,265,000 Kentucky Infrastructure Authority, Wastewater and Drinking
Water Revolving Fund Revenue Bonds, Series 2018A
5 .000 02/01/30 3,393,418
1,000,000 Kentucky Municipal Energy Agency, Power System Revenue
Bonds, Energy Center I Project, Series 2025
5 .000 01/01/40 1,087,230
1,500,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Refunding Series 2019A
4 .000 09/01/45 1,355,961
1,500,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
5 .000 11/15/35 1,723,147
1,000,000 Louisville and Jefferson County Metropolitan Government Board
of Water Works, Kentucky, Water System Revenue Bonds, Series
2025
4 .250 11/15/41 1,020,319
3,730,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2018A
4 .000 05/15/37 3,759,969
2,000,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/55 2,065,347
365,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2014A
4 .000 05/15/40 365,008
2,500,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2023C
5 .000 05/15/53 2,575,646
7,000,000 (b) Louisville-Jefferson County Metropolitan Government, Kentucky,
Pollution Control Revenue Bonds, Louisville Gas and Electric
Company Project, Series 2003A
2 .000 10/01/33 6,047,180
1,900,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,930,183
2,000,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds,
Refunding Series 2016A - AGM Insured
5 .000 10/01/33 2,010,818
5,000 Paducah, Kentucky, Electric Plant Board Revenue Bonds, Series
2009A - AGC Insured
5 .250 10/01/35 5,005
1,100,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/34 1,101,507
1,635,000 Princeton Electric Plant Board, Kentucky, Revenue Bonds,
Refunding Series 2015 - AGM Insured
5 .000 11/01/37 1,637,100
1,400,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,483,737
1,000,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Refunding Series 2025A, (Mandatory Put 12/01/29)
5 .250 06/01/55 1,056,936
1,000,000 Public Energy Authority of Kentucky, Gas Supply Revenue Bonds,
Series 2025B
5 .000 12/01/33 1,028,719
1,000,000 Rural Water Financing Agency, Kentucky, Public Projects Revenue
Bonds, Flexible Term Program, Series 2025C
5 .000 02/01/45 1,047,307
TOTAL UTILITIES 45,345,446
TOTAL MUNICIPAL BONDS
(Cost $241,662,133) 238,764,548
TOTAL LONG-TERM INVESTMENTS
(Cost $241,662,133) 238,764,548
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.6%
X 3,620,000 MUNICIPAL BONDS - 1.6%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 0.9%
$ 2,050,000 (e) Berea, Kentucky, Revenue Bonds, Berea College Project,
Educational Facilities Series 2002A
2 .750 06/01/32 $ 2,050,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 2,050,000

Portfolio of Investments May 31, 2026
(continued)
Kentucky

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY - 0.7%
$ 1,570,000 (e) Kentucky Housing Corporation, Housing Revenue Bonds, Taxable
Series 2021B
3 .850% 07/01/41 $ 1,570,000
TOTAL HOUSING/SINGLE FAMILY 1,570,000
TOTAL MUNICIPAL BONDS
(Cost $3,620,000) 3,620,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,620,000) 3,620,000
TOTAL INVESTMENTS - 110.1%
(Cost $245,282,133) 242,384,548
FLOATING RATE OBLIGATIONS - (11.3)%   (24,855,000)
OTHER ASSETS & LIABILITIES, NET - 1.2% 2,591,370
NET ASSETS - 100% $ 220,120,918
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,847,641 or 1.2% of Total Investments.
(e) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
Michigan
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 91.4%
X 198,724,209 MUNICIPAL BONDS - 91.4%   X –
CONSUMER STAPLES - 0.9%
$ 1,965,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000% 06/01/40 $ 2,034,667
TOTAL CONSUMER STAPLES 2,034,667
EDUCATION AND CIVIC ORGANIZATIONS - 4.9%
875,000 (a) Board of Control of Saginaw Valley State University, Michigan,
General Revenue Bonds, Series 2026A - BAM Insured
5 .250 07/01/51 916,550
500,000 Detroit Service Learning Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
4 .000 07/01/41 444,076
1,000,000 Michigan State University, General Revenue Bonds, Refunding
Series 2023A
5 .000 08/15/39 1,089,360
1,800,000 Michigan Technological University, General Revenue Bonds,
Refunding Series 2015A
5 .000 10/01/45 1,801,282
2,520,000 Michigan Technological University, General Revenue Bonds,
Series 2023A - AGM Insured
5 .000 10/01/47 2,598,652
500,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/32 520,483
400,000 Northern Michigan University, General Revenue Bonds, Series
2018A
5 .000 12/01/34 415,152
1,000,000 Oakland University, Michigan, General Revenue Bonds,
Refunding Series 2026A
5 .000 03/01/41 1,090,433
515,000 Saginaw Valley State University, Michigan, General Revenue
Bonds, Refunding Series 2016A
5 .000 07/01/35 515,649
1,000,000 Wayne State University, Michigan, General Revenue Bonds,
Series 2025A
5 .000 11/15/35 1,144,518
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 10,536,155
HEALTH CARE - 8.7%
9,165,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A
4 .000 02/15/47 8,259,561
9,010,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2019A-MI
4 .000 12/01/49 7,917,631
435,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 402,087
1,250,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/42 1,344,929
1,000,000 Saginaw Hospital Finance Authority, Michigan, Hospital Revenue
Bonds, Covenant Medical Center, Series 2026L
5 .250 07/01/51 1,047,568
TOTAL HEALTH CARE 18,971,776
HOUSING/MULTIFAMILY - 0.9%
320,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .050 10/01/27 309,086
500,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .150 04/01/28 476,484
720,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .375 04/01/29 671,836
625,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
1 .600 04/01/30 581,642
TOTAL HOUSING/MULTIFAMILY 2,039,048
INDUSTRIALS - 1.8%
1,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 1,008,923
3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
4 .500 06/30/48 2,804,773
TOTAL INDUSTRIALS 3,813,696

Portfolio of Investments May 31, 2026
(continued)
Michigan

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE - 0.3%
$ 750,000 Kentwood Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Holland Home Obligated
Group, Refunding Series 2022
4 .000% 11/15/43 $ 673,675
TOTAL LONG-TERM CARE 673,675
TAX OBLIGATION/GENERAL - 38.9%
2,250,000 Byron Center Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2017I
5 .000 05/01/43 2,275,216
1,000,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2018
5 .000 05/01/36 1,032,679
875,000 Cadillac Area Public Schools, Wexford, Osceola and Lake
Counties, Michigan, General Obligaiton Bonds, Refunding &
School Building & Site Series 2019
5 .000 05/01/41 910,037
1,275,000 Cedar Springs Public School District, Kent and Newaygo
Counties, Michigan, General Obligation Bonds, School Building
& Site Series 2023-II
5 .000 05/01/51 1,323,514
1,260,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2023-I
5 .000 05/01/45 1,332,300
400,000 Clarkston Community Schools, Oakland County, Michigan,
General Obligation Bonds, School Building and Site Series
2025-II
5 .000 05/01/37 449,993
500,000 DeWitt Public Schools, Clinton County, Michigan, General
Obligation Bonds, Refunding School Building & Site, Series
2025-III
5 .000 05/01/40 555,295
1,000,000 Dexter Community Schools, Michigan, General Obligation
Bonds, School Building & Site Series 2025
5 .000 05/01/38 1,118,869
250,000 East Grand Rapid Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026II
5 .000 05/01/41 279,432
280,000 East Grand Rapid Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Refunding Series
2026II
5 .000 05/01/42 310,531
1,560,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2021, (AMT)
5 .000 01/01/39 1,658,304
3,305,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/44 3,456,465
2,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Limited Tax General Obligation Series
2024, (AMT)
5 .000 01/01/49 2,031,351
1,000,000 Gerald R. Ford International Airport Authority, Kent County,
Michigan, Revenue Bonds, Refunding, Limited Tax General
Obligation Series 2025
5 .000 01/01/33 1,131,192
1,500,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019 - AGM
Insured
5 .000 11/01/35 1,573,060
2,000,000 Grand Rapids Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2024
5 .000 05/01/49 2,077,039
2,025,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/49 2,121,099
1,700,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Parking Structure Series 2024
5 .000 10/01/54 1,753,436
1,550,000 Grand Rapids, Kent County, Michigan, General Obligation Bonds,
Limited Tax Series 2025
5 .000 04/01/38 1,734,767
1,155,000 Howell Public Schools, Livingston County, Michigan, General
Obligation Bonds, School Building and Site Series 2025II
5 .000 05/01/38 1,299,849
1,000,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Refunding Series 2023
5 .000 05/01/53 1,029,035
2,040,000 Hudsonville Public Schools, Ottawa and Allegan Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2020-I
4 .000 05/01/45 2,015,455

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 500,000 Kalamazoo County, Michigan, General Obligation Bonds,
Juvenile Home Facilities Series 2017
5 .000% 04/01/31 $ 509,243
380,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2023-I - AGM Insured
5 .000 05/01/48 393,595
1,000,000 Kalamazoo Public Schools, Michigan, General Obligation Bonds,
School Building & Site Series 2026 - BAM Insured
5 .000 05/01/46 1,063,437
1,920,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Refunding Series 2024 - BAM Insured
5 .000 11/01/42 2,103,224
1,500,000 Karegnondi Water Authority, Genesee, Lapeer and Sanilac
Counties, Michigan, Water Supply System Bonds, Karegnondi
Water Pipeline, Series 2024 - BAM Insured
5 .000 11/01/41 1,652,364
185,000 Lansing Community College, Michigan, General Obligation
Bonds, College Building & Site, Limited Tax Series 2017
5 .000 05/01/31 190,756
2,260,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/48 2,194,085
2,225,000 Lansing, Ingham and Eaton Counties, Michigan, General
Obligation Bonds, Limited Tax Capital Improvement Series 2023
- AGM Insured
4 .250 06/01/53 2,099,343
375,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/28 379,370
550,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/29 556,166
265,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/31 267,655
215,000 Marquette, Michigan, General Obligation Bonds, Refunding &
Limited Obligation Series 2017
4 .000 05/01/32 216,695
1,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center Project,
Senior Lien Series 2018
5 .000 11/01/43 1,026,659
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/50 2,252,804
7,000,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding Series
2020
4 .000 11/01/55 6,271,900
4,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Detroit Distributable State Aid Fifth Lien LTGO
Local Project, Refunding Financial Recovery Series 2024A
5 .000 11/01/26 4,038,480
2,500,000 Monroe Public Schools, Monroe County, Michigan, General
Obligation Bonds, School Building & Site Series 2020I
5 .000 05/01/50 2,555,992
1,000,000 Northwest Regional Airport Authority, Grand Traverse and
Leelanau Counties, Michigan, Airport Revenue Bonds, General
Obligation Bonds, Cherry Capital Airport, Limited Tax Series
2026, (AMT)
5 .250 01/01/51 1,044,430
1,305,000 Novi, Michigan, General Obligation Bonds, Series 2026 5 .000 05/01/42 1,453,034
750,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-III
5 .000 05/01/43 820,673
1,000,000 Okemos Public School District, Ingham County, Michigan,
General Obligation Bonds, School Building & Site Series 2026-III
5 .000 11/01/55 1,032,311
1,000,000 Ottawa County, Michigan, General Obligation Bonds, Water
Supply System, Wyoming System Series 2025
5 .000 07/01/41 1,109,349
1,500,000 (a) Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series 2026
4 .500 11/01/48 1,493,856
2,000,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, School Building & Site Series 2025 - BAM
Insured
4 .000 11/01/45 1,918,469
1,250,000 (a) Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, Refunding Series 2026
5 .000 05/01/29 1,329,503
3,050,000 Rockford Public Schools, Kent County, Michigan, General
Obligation Bonds, School Building & Site Series 2019I - BAM
Insured
5 .000 05/01/42 3,154,396

Portfolio of Investments May 31, 2026
(continued)
Michigan

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,095,000 Royal Oak, Oakland County, Michigan, General Obligation
Bonds, Taxable Limited Tax Series 2018
5 .000% 04/01/43 $ 1,120,190
1,000,000 South Haven Public Schools, Van Buren County, Michigan,
General Obligation Bonds, School Building & Site, Series 2023II
5 .000 05/01/52 1,029,973
500,000 South Redford School District, Wayne County, Michigan, General
Obligation Bonds, School Building & Site, Series 2024
5 .000 05/01/51 518,288
2,000,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/51 2,085,867
1,700,000 (a) Utica Community Schools, Macomb County, Michigan, General
Obligation Bonds, Refunding Series 2026
5 .000 05/01/41 1,887,465
2,500,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2020
5 .000 05/01/45 2,594,291
2,000,000 Walled Lake Consolidated School District, Oakland County,
Michigan, General Obligation Bonds, School Building & Site
Series 2025
5 .000 05/01/50 2,078,208
670,000 Williamston Community Schools School District, Ingham County,
Michigan, General Obligation Bonds, School Building and Site
Series 2024
5 .000 05/01/51 698,138
TOTAL TAX OBLIGATION/GENERAL 84,609,127
TAX OBLIGATION/LIMITED - 13.7%
2,500,000 Detroit Downtown Development Authority, Michigan, Tax
Increment Revenue Bonds, Catalyst Development Project,
Refunding Series 2024
5 .000 07/01/35 2,797,307
1,650,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5 .000 10/01/38 1,798,713
1,000,000 Lansing Township Downtown Development Authority, Ingham
County, Michigan, Tax Increment Bonds, Series 2013A
5 .950 02/01/42 1,001,788
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2019-I
4 .000 04/15/54 896,481
1,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/35 1,152,804
4,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I
4 .000 10/15/46 3,778,593
9,170,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program Series 2020B
4 .000 11/15/45 8,861,257
1,805,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 1,405,687
2,690,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,690,201
1,676,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,656,214
750,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 751,660
2,960,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,951,606
TOTAL TAX OBLIGATION/LIMITED 29,742,311
TRANSPORTATION - 4.2%
1,455,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Senior Series 2017A
5 .000 12/01/42 1,484,115
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2018A
5 .000 12/01/36 2,090,302
1,830,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/39 1,965,948
3,330,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2021A
5 .000 12/01/41 3,548,968
TOTAL TRANSPORTATION 9,089,333
U.S. GUARANTEED - 0.1% (c)
155,000 Eastern Michigan University, General Revenue Bonds, Series
2018A, (Pre-refunded 3/01/28)
4 .000 03/01/44 158,637
TOTAL U.S. GUARANTEED 158,637

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 17.0%
$ 850,000 Downriver Utility Wastewater Authority, Michigan, Sewer System
Revenue Bonds, Series 2018 - AGM Insured
5 .000% 04/01/43 $ 864,868
800,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Refunding Series 2025
5 .000 01/01/35 913,110
2,000,000 Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds,
Series 2018
5 .000 01/01/48 2,025,209
1,500,000 Grand Rapids, Michigan, Water Supply System Revenue Bonds,
Refunding & Improvement Series 2018
5 .000 01/01/43 1,526,327
1,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 1,137,231
2,500,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2023C
5 .250 07/01/48 2,656,551
625,000 (a) Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2026C
5 .250 07/01/56 662,407
1,000,000 (a) Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Second Lien Series 2026B
5 .000 07/01/45 1,076,459
750,000 (a) Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Second Lien Series 2026B
5 .000 07/01/46 802,399
170,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2023A
5 .000 07/01/38 188,854
1,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2026A
5 .000 07/01/44 1,091,808
2,590,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/55 2,741,779
750,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Refunding Series 2026B
5 .000 07/01/37 862,834
4,800,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/44 4,946,870
9,835,000 Lansing Board of Water and Light, Michigan, Utility System
Revenue Bonds, Series 2019A
5 .000 07/01/48 10,022,079
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/29 1,001,643
1,230,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/32 1,231,833
1,000,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5 .000 07/01/33 1,001,397
2,085,000 Michigan Public Power Agency, Michigan, Belle River Project
Revenue Bonds, Series 2024A
5 .000 01/01/32 2,302,126
TOTAL UTILITIES 37,055,784
TOTAL MUNICIPAL BONDS
(Cost $197,513,907) 198,724,209
TOTAL LONG-TERM INVESTMENTS
(Cost $197,513,907) 198,724,209
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.4%
X 9,600,000 MUNICIPAL BONDS - 4.4%   X –
EDUCATION AND CIVIC ORGANIZATIONS - 2.1%
$ 2,000,000 (d) Green Lake Township Economic Development Corporation,
Michigan, Revenue Bonds, Interlochen Center for the Arts Project,
Refunding Series 2004
2 .850 06/01/34 $ 2,000,000
2,600,000 (d) University of Michigan, General Revenue Bonds, Variable Rate
Demand Obligation Series 2012A
1 .340 04/01/36 2,600,000
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 4,600,000
HEALTH CARE - 0.5%
1,000,000 (d) Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Refunding Series 2025C
1 .250 01/15/55 1,000,000
TOTAL HEALTH CARE 1,000,000

Portfolio of Investments May 31, 2026
(continued)
Michigan

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 1.8%
$ 3,000,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Multi-Modal Series 2024I
1 .670% 04/15/59 $ 3,000,000
1,000,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I
1 .670 04/15/58 1,000,000
TOTAL TAX OBLIGATION/LIMITED 4,000,000
TOTAL MUNICIPAL BONDS
(Cost $9,600,000) 9,600,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,600,000) 9,600,000
TOTAL INVESTMENTS - 95.8%
(Cost $207,113,907) 208,324,209
OTHER ASSETS & LIABILITIES, NET - 4.2% 9,220,809
NET ASSETS - 100% $ 217,545,018
AMT Alternative Minimum Tax
(a) When-issued or delayed delivery security.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Portfolio of Investments May 31, 2026
Missouri
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.0%
X 499,295,152 MUNICIPAL BONDS - 99.0%   X –
CONSUMER STAPLES - 2.4%
$ 3,000,000 Cape Girardeau County Industrial Development Authority,
Missouri, Solid Waste Disposal Revenue Bonds, Procter &
Gamble Products Company Project, Series 1998, (AMT)
5 .300% 05/15/28 $ 3,006,769
8,840,000 Missouri Development Finance Board, Solid Waste Disposal
Revenue Bonds, Procter and Gamble Inc., Series 1999, (AMT)
5 .200 03/15/29 9,300,247
TOTAL CONSUMER STAPLES 12,307,016
EDUCATION AND CIVIC ORGANIZATIONS - 6.4%
1,000,000 Health and Educational Facilities Authority of the State of
Missouri, Educational Facilities Revenue Bonds, University of
Central Missouri, Series 2018 A
4 .000 10/01/38 1,000,685
2,000,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Kansas City University of Medicine and
Biosciences, Series 2017A
5 .000 06/01/47 2,011,215
2,225,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southeast Missouri State University,
Refunding Series 2019
4 .000 10/01/35 2,248,877
3,470,000 Missouri Health and Educational Facilities Authority, Educational
Facilities Revenue Bonds, Southwest Baptist University Project,
Series 2012
5 .000 10/01/33 3,404,317
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2015
5 .000 06/15/44 983,045
2,700,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Maryville University of St. Louis Project, Series 2025A
5 .500 06/15/47 2,722,862
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2015A
4 .000 10/01/42 1,999,914
600,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2017A
4 .000 10/01/36 602,726
9,665,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
5 .000 10/01/46 9,890,345
5,840,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Saint Louis University, Series 2019A
4 .000 10/01/48 5,338,101
1,150,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Webster University, Refunding Series 2017
4 .000 04/01/34 934,341
1,100,000 Saline County Industrial Development Authority, Missouri, First
Mortgage Revenue Bonds, Missouri Valley College, Series 2017
4 .500 10/01/40 1,006,270
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 32,142,698
HEALTH CARE - 19.8%
675,000 Barton County, Missouri, Hospital Revenue Bonds, Cox Barton
County Hospital Project, Series 2017B
3 .650 07/01/27 669,060
3,110,000 Bridgeton Industrial Development Authority, Missouri, Senior
Housing Revenue Bonds, The Sarah Community Project,
Refunding Series 2016
4 .000 05/01/33 3,111,492
875,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 876,223
1,325,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/31 1,343,914
1,320,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/32 1,337,366
1,645,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2017A
5 .000 03/01/36 1,660,739
2,680,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2021
4 .000 03/01/46 2,545,066
1,170,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000 10/01/31 1,143,844

Portfolio of Investments May 31, 2026
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,220,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
4 .000% 10/01/32 $ 1,187,615
3,045,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare System,
Series 2017
5 .000 10/01/42 2,962,809
1,400,000 Joplin Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Freeman Health System, Series 2024
5 .000 02/15/42 1,457,342
8,285,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2016
5 .000 11/15/35 8,294,727
1,000,000 Missouri Health and Education Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series
2018A
5 .000 11/15/43 1,024,147
7,725,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2021A
4 .000 07/01/46 7,199,769
9,875,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 9,247,159
4,125,000 (a) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Variable Rate
Demand Obligation Series 2017D, (Mandatory Put 1/01/48)
4 .000 01/01/58 3,723,115
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Fixed Series 2019A
4 .000 11/15/49 887,358
2,980,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2013A
5 .000 11/15/48 2,980,561
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/42 1,192,673
820,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/43 882,536
850,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, CoxHealth, Series 2025B
5 .000 11/15/44 906,152
845,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
5 .000 11/15/45 845,452
2,300,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F
4 .250 11/15/48 2,124,707
3,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
5 .000 11/15/42 3,554,397
3,535,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2017C
4 .000 11/15/47 3,208,292
1,330,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2018A
5 .000 06/01/30 1,393,620
7,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020
4 .000 06/01/50 6,746,064
4,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .500 12/01/48 4,252,174
8,995,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A
4 .000 02/15/54 7,624,120
500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2015B
3 .625 12/01/34 495,176
1,100,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Saint Luke's Episcopal & Presbyterian
Hospitals, Series 2019
4 .000 12/01/35 1,101,722
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
4 .000 06/01/48 890,842
1,500,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2018A
5 .000 06/01/48 1,514,777
2,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, SSM Health Care, Series 2022A
4 .000 06/01/52 1,768,138
795,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2017A
4 .000 05/15/48 724,669
1,500,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lake Regional Health System, Series 2021
4 .000 02/15/51 1,251,299

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,325,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
4 .000% 11/15/36 $ 2,132,926
4,650,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/46 4,504,922
940,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 941,840
TOTAL HEALTH CARE 99,708,804
HOUSING/MULTIFAMILY - 0.2%
1,000,000 Missouri Housing Development Commission, Multifamily
Housing Revenue Bonds, Shepard Apartments Project, 2013
Series 3
5 .000 07/01/45 1,000,408
TOTAL HOUSING/MULTIFAMILY 1,000,408
HOUSING/SINGLE FAMILY - 2.2%
4,980,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2025A
4 .500 11/01/45 5,010,471
2,495,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2025D
5 .050 11/01/45 2,578,957
1,450,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .500 11/01/46 1,453,948
1,000,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program, Series 2026A
4 .650 11/01/51 994,122
490,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2017A-2
3 .800 11/01/37 490,021
530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 529,953
TOTAL HOUSING/SINGLE FAMILY 11,057,472
LONG-TERM CARE - 5.0%
900,000 Kirkwood Industrial Development Authority, Missouri, Retirement
Community Revenue Bonds, Aberdeen Heights Project,
Refunding Series 2017A
5 .250 05/15/37 905,650
500,000 Lees Summit Industrial Development Auth, Missouri, Senior
Living Facilities Revenue Bonds, John Knox Village Project, Series
2026A
5 .375 08/15/50 504,819
555,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Bethesda Health Group, Inc., Series
2021
4 .000 08/01/41 508,124
6,550,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016A
5 .000 02/01/46 6,550,445
1,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2016B
5 .000 02/01/46 1,000,068
475,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/32 478,311
1,100,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
5 .000 02/01/42 1,123,383
2,580,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2019C
4 .000 02/01/48 2,236,732
1,750,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .000 02/01/42 1,813,569
1,430,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Lutheran Senior Services Projects, Series 2024A
5 .250 02/01/48 1,455,773
460,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/32 460,428
2,900,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2012
5 .000 09/01/42 2,900,984

Portfolio of Investments May 31, 2026
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 2,570,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A
5 .875% 09/01/43 $ 2,572,623
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2017
5 .000 09/01/48 989,344
1,000,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated Group,
Series 2018A
5 .250 09/01/53 995,642
500,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 499,982
TOTAL LONG-TERM CARE 24,995,877
TAX OBLIGATION/GENERAL - 19.6%
1,925,000 Carl Junction School District R-1, Jasper County, Missouri,
General Obligation Bonds, Series 2024
5 .000 03/01/44 2,017,205
3,040,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, School Series 2023
5 .000 03/01/41 3,232,058
2,000,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/35 2,009,179
1,160,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, Refunding Series 2015
4 .000 03/01/36 1,164,809
500,000 Clay County Reorganized School District R-II Smithville, Missouri,
General Obligation Bonds, School Building Series 2025
6 .000 03/01/44 572,181
1,000,000 Clever R-V School District, Christian County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2024
5 .250 03/01/43 1,081,969
450,000 Fenton Missouri Fire Protection District, Missouri, General
Obligation Bonds, Series 2019
4 .000 03/01/36 451,434
1,800,000 Fort Zumwalt School District, Callaway County, Missouri, General
Obligation Bonds, Refunding & Improvement Series 2018
5 .000 03/01/36 1,824,544
2,000,000 Greene County Reorganized School District No. 3, Republic,
Missouri, General Obligation  Bonds, Missouri Direct Deposit
Program Series 2025
6 .500 03/01/45 2,361,222
500,000 Harrisonville School District R-09, Cass County, Missouri, General
Obligation Bonds, Refunding Series 2024
5 .000 03/01/40 529,953
3,235,000 Hazelwood School District, St. Louis County, Missouri, General
Obligation Bonds, Refunding and Improvement Series 2023A -
BAM Insured
5 .000 03/01/42 3,435,199
1,225,000 Hollister R-V School District, Taney County, Missouri, General
Obligation Bonds, School Series 2024A
5 .000 03/01/42 1,305,587
90,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A
4 .000 03/01/38 90,185
2,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, School Series 2023
5 .000 03/01/43 2,138,158
1,000,000 Jackson County Consolidated School District 2, Raytown,
Missouri, General Obligation Bonds, Series 2019A
5 .000 03/01/39 1,039,472
2,800,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, School Building Series 2024
5 .750 03/01/44 3,087,600
575,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5 .750 03/01/43 657,858
125,000 Jackson County Consolidated School District 4, Missouri,
General Obligation Bonds, Series 2025
5 .750 03/01/45 140,799
1,140,000 Jackson County Reorganized School District 4, Blue Springs,
Missouri, General Obligation Bonds, School Building Series
2018A
5 .500 03/01/37 1,202,563
1,500,000 Jackson County Reorganized School District R-7, Lees Summit,
Missouri, General Obligation Bonds, School Building Series
2025A
6 .000 03/01/45 1,706,594
1,775,000 Jackson County Reorganized School District R-7, Lees Summit,
Missouri, General Obligation Bonds, School Building Series 2026
5 .000 03/01/46 1,897,738
1,835,000 Jefferson City School District, Missouri, General Obligation
Bonds, Series 2023A
5 .500 03/01/43 1,997,819
2,225,000 Jefferson County School District R-1 Northwest, Missouri,
General Obligation Bonds, Direct Deposit Program Series 2023
5 .000 03/01/43 2,335,178

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 365,000 Johnson County School District R-VI Warrensburg, Missouri,
General Obligation Bonds, Refunding Series 2025
5 .750% 03/01/42 $ 421,555
1,510,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/36 1,523,009
1,000,000 Kansas City, Missouri, General Obligation Bonds, Refunding &
Improvement Series 2018A
4 .000 02/01/37 1,006,477
845,000 Kansas City, Missouri, General Obligation Bonds, Series 2026A 5 .000 02/01/45 913,623
1,585,000 Marshfield, Missouri, Combined Waterworks and Sewerage
System Revenue Bones, Series 2020B - AGM Insured
5 .000 02/01/50 1,600,555
1,350,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4 .250 12/01/42 1,234,207
300,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017B
5 .000 12/01/37 302,209
875,000 North Callaway County R-I School District, Missouri, General
Obligation Bonds, Series 2024
5 .000 03/01/44 911,674
3,300,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/38 3,624,284
5,000,000 North Kansas City School District 74, Clay County, Missouri,
General Obligation Bonds, Direct Deposit Program,
Improvement Series 2022
5 .250 03/01/40 5,444,212
500,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/43 560,842
1,335,000 Orchard Farm R-V School District, St. Charles County, Missouri,
General Obligation Bonds, Missouri Direct Deposit Program,
School Series 2024A
5 .500 03/01/44 1,480,859
2,000,000 Platte County School District Park Hill, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Refunding
Series 2017
4 .000 03/01/31 2,001,309
855,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
5 .000 03/01/42 917,727
500,000 Polk County R-1 School District, Bolivar, Missouri, General
Obligation Bonds, Missouri Direct Deposit Program, Series 2024
4 .000 03/01/44 493,162
590,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
5 .000 04/15/44 624,580
500,000 Pulaski County Reorganized-6 District Lessee, Missouri,
Certificate of Participation, Series 2025
4 .625 04/15/47 507,746
1,095,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/41 1,163,015
1,675,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/42 1,769,793
1,550,000 Rolla School District 31, Phelps County, Missouri, General
Obligation Bonds, Direct Deposit Program Refunding and
Improvement Series 2023
5 .000 03/01/43 1,635,504
3,725,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/43 4,038,566
2,500,000 Saint Charles, Missouri, General Obligation Bonds, Series 2024A 5 .000 03/01/44 2,691,541
3,500,000 Saint Louis Board of Education, Missouri, General Obligation
Bonds, Series 2023 - AGM Insured
5 .000 04/01/41 3,741,485
3,425,000 Saint Louis County Pattonville School District R3, Missouri,
General Obligation Bonds, Series 2023
5 .250 03/01/43 3,669,834
1,500,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2023
4 .000 03/01/43 1,525,026
1,300,000 St. Charles School District, Missouri, General Obligation Bonds,
Series 2025
5 .000 03/01/43 1,388,679
3,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2023
5 .000 03/01/37 3,723,547
2,500,000 Troy R3 School District, Lincoln County, Missouri, General
Obligation Bonds, Series 2025
5 .000 03/01/43 2,659,085
1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000 04/01/44 1,582,774

Portfolio of Investments May 31, 2026
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,500,000 University City, Missouri, Certificates of Participation, Series 2024 5 .000% 04/01/49 $ 1,552,720
4,260,000 Webster Groves School District, Missouri, Crossover General
Obligation Bonds, Series 2024
5 .000 03/01/43 4,522,029
860,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/40 931,633
1,040,000 Wentzville Fire Protection District, St. Charles County, Missouri,
General Obligation Bonds, Series 2024
5 .000 04/15/41 1,122,700
1,135,000 Wright City School District R-II, Warren County, Missouri, General
Obligation Bonds, School Building Series 2022 - AGM Insured
6 .000 03/01/39 1,306,012
TOTAL TAX OBLIGATION/GENERAL 98,871,277
TAX OBLIGATION/LIMITED - 15.8%
5,300,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
4 .000 10/01/48 4,940,901
340,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
4 .000 04/01/38 342,474
2,515,000 Clay County School District R-11 Smithville, Missouri, Certificates
of Participation, Series 2018
5 .000 04/01/43 2,578,323
485,000 Conley Road Transportation District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
5 .125 05/01/41 485,209
500,000 Festus R-VI School District, Jefferson County, Missouri, Lease
Participation Certificates, Festus R-VI School District Project,
Series 2021B
4 .000 04/01/41 498,923
1,403,903 (c) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons
Redevelopment Project, Series 2006
5 .000 06/01/28 294,820
750,000 Greene County, Missouri, Certificates of Participation, Capital
Projects, Series 2018
4 .000 09/01/33 758,719
780,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 765,692
980,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
3 .625 03/01/33 914,059
1,145,000 Harrisonville, Missouri, Certificates of Participation, Refunding
and Improvement, Parks Improvement Project Series 2023B
5 .000 03/01/33 1,168,653
1,000,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
4 .875 03/01/33 1,000,146
1,300,000 Howard Bend Levee District, St. Louis County, Missouri, Levee
District Improvement Bonds, Series 2013B
5 .000 03/01/38 1,300,536
2,000,000 Jackson County, Missouri, Special Obligation Bonds, Series
2023A
5 .250 12/01/47 2,110,857
925,000 Kansas City Industrial Development Authority, Missouri,
Downtown Redevelpment District Revenue Bonds, Series 2011A
5 .000 09/01/32 928,205
700,000 (b) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 707,754
2,000,000 (d) Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/27 1,949,188
1,750,000 Kansas City, Missouri, Special Obligation Bonds, Downtown
Redevelopment District, Series 2014C
5 .000 09/01/33 1,752,156
360,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
4 .000 10/01/30 364,437
2,500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
5 .000 09/01/31 2,560,651
235,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2017B
3 .625 10/01/32 235,781
1,585,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2021A
5 .000 04/01/39 1,697,466
400,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .000 09/01/45 379,100
485,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2024B
4 .125 09/01/46 462,440
650,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .000 04/01/44 696,124

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 380,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .000% 04/01/45 $ 403,930
500,000 Kansas City, Missouri, Special Obligation Bonds, Kansas City
Missouri Projects, Series 2025B
5 .500 04/01/50 542,674
38,790 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A
Bonds, Refunding Series 2015A
5 .750 04/01/55 32,438
147,447 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B
Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 132,702
1,450,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,460,001
100,000 (b) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 99,591
1,110,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,111,341
1,285,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 1,284,868
2,000,000 Marshall School District, Missouri, Certificates of Participation,
Series 2023 - BAM Insured
5 .000 03/01/49 2,075,129
1,000,000 Missouri Development Finance Board, Revenue Bonds, Zoo
Projects, Series 2022
5 .750 05/01/52 1,063,168
1,000,000 (b) Missouri Development Finance Board, Tax Increment and Special
District Revenue Bonds, Lakeport Village Project, Series 2025A
6 .500 06/15/45 1,071,525
1,000,000 Monarch-Chesterfield Levee District, Saint Louis County,
Missouri, Levee District Bonds, Refunding Series 2015
5 .000 03/01/40 1,000,360
695,000 Ozark R-6 School District, Christian County, Missouri, General
Obligation Bonds, Series 2023
5 .000 04/01/45 722,781
500,000 Poplar Bluff, Missouri, Tax Increment Revenue Bonds, Eight Points
Redevelopment Project, Refunding Series 2026A
4 .500 11/01/35 500,832
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 3,000,224
2,140,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 574,753
4,712,870 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 4,657,231
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 998,207
18,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 16,798
880,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/32 885,512
915,000 Pulaski County, Missouri, Certificates of Participation, Series 2019 4 .000 12/01/33 919,913
490,000 (b) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional
Community Improvement District Project, Series 2019B
4 .250 11/01/49 423,870
250,000 (b) Saint Louis County Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Chesterfield Blue Valley Community
Improvement District Project, Series 2014A
5 .250 07/01/44 249,834
80,000 (b) Saint Louis County Industrial Development Authority, Missouri,
Transporation Development Revenue Bonds, University Place
Transportation Development District Project, Refunding Series
2015
4 .000 03/01/32 78,590
315,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
4 .875 06/15/34 322,723
2,100,000 Saint Louis Land Clearance for Redevelopment Authority,
Missouri, Annual Appropriation Redevelopment Revenue Bonds,
National Geospatial-Intelligence Agency Offsite Improvements,
Series 2022C
5 .125 06/01/46 2,095,974
2,450,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000 10/01/40 2,565,799

Portfolio of Investments May 31, 2026
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 5,500,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5 .000% 10/01/49 $ 5,614,416
1,000,000 (d) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/26 996,192
1,000,000 (d) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/27 965,882
1,000,000 (d) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/28 935,957
1,000,000 (d) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2009A - AGC Insured
0 .000 07/15/29 905,063
505,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/29 505,442
345,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/30 345,328
565,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/32 565,258
585,000 Scenic Regional Library District, Missouri, Certificates of
Participation, Series 2017
4 .000 04/01/33 585,239
450,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2023
5 .000 11/01/40 487,264
530,000 Springfield, Missouri, Special Obligation Bonds, Improvement
Series 2024
5 .000 11/01/40 574,557
2,600,000 Springfield, Missouri, Special Obligation Bonds, Refunding
Series 2017A
4 .000 07/01/36 2,611,101
1,415,000 (b) Taney County Industrial Development Authority, Missouri, Sales
Tax Revenue Improvement Bonds, Big Cedar Infrastructure
Project Series 2023
6 .000 10/01/49 1,421,003
125,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
3 .875 11/15/29 121,008
1,350,000 The Industrial Development Authority of the City of Saint Louis,
Missouri, Development Financing Revenue Bonds, Ballpark
Village Development Project, Series 2017A
4 .375 11/15/35 1,278,235
35,000 Town and Country Crossing Transportation Development District,
Missouri, Transporation Sales Tax Revenue Bonds, Refunding
Series 2020A
3 .375 04/01/37 32,807
50,000 Transportation Development District, Missouri, Transportation
Sales Tax Revenue Bonds, Series 2017
4 .500 06/01/36 50,004
1,500,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 1,552,868
810,000 Warrenton Tax Increment and Improvement District, Missouri,
Revenue Bonds, Warrenton West Development - Redevelopment
Project Area 1, Series 2022
3 .625 03/01/40 730,274
1,700,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .375 04/01/29 1,700,163
600,000 Wentzville School District R-04, Saint Charles County, Missouri,
Certificates of Participation, Series 2015
3 .500 04/01/32 600,013
TOTAL TAX OBLIGATION/LIMITED 79,761,456
TRANSPORTATION - 7.9%
7,000,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5 .000 03/01/44 7,115,328
2,700,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/46 2,725,991
14,240,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019B, (AMT)
5 .000 03/01/54 14,283,327
2,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Refunding Series 2023A
5 .000 07/01/52 2,037,656

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017C - AGM Insured
5 .000% 07/01/47 $ 1,006,978
2,835,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/34 2,880,324
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D - AGM Insured, (AMT)
5 .000 07/01/37 1,013,236
3,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/49 3,167,430
5,480,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2024A - AGM Insured
5 .250 07/01/54 5,715,169
TOTAL TRANSPORTATION 39,945,439
U.S. GUARANTEED - 0.2% (e)
530,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 535,006
380,000 Jackson County Center School District 58, Missouri, General
Obligation Bonds, Refunding & School Building Series 2019A,
(Pre-refunded 3/01/27)
4 .000 03/01/38 383,590
TOTAL U.S. GUARANTEED 918,596
UTILITIES - 19.5%
670,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
3 .500 01/01/32 662,485
720,000 Camden County Public Water Supply District 4, Missouri,
Certificates of Participation, Series 2017
4 .000 01/01/42 684,720
1,670,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 01/01/46 1,670,520
145,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 147,370
1,865,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/37 1,878,278
1,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A
4 .000 01/01/38 1,005,785
2,150,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A
4 .000 01/01/48 2,070,084
6,745,000 Kansas City, Missouri, Water Revenue Bonds, Series 2024A 5 .000 12/01/48 7,051,419
500,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5 .000 12/01/45 535,714
2,855,000 Kansas City, Missouri, Water Revenue Bonds, Series 2025A 5 .000 12/01/49 3,005,977
10,005,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding & Improvement Series 2017A
5 .000 05/01/47 10,082,987
3,030,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .000 05/01/47 3,171,625
4,810,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Improvement Series 2022B
5 .250 05/01/52 5,033,403
2,000,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/40 2,265,193
1,000,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5 .000 05/01/41 1,123,949
2,675,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2019B
5 .000 05/01/49 2,730,312
2,740,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/47 2,826,219
5,385,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2020B
5 .000 05/01/49 5,531,557
5,980,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Series 2023A
5 .000 05/01/39 6,614,701
2,500,000 Missouri Development Finance Board, Infrastructure Facilities
Revenue Bonds, City of  Independence Annual Appropriation
Electric System, Refunding Series 2022 - AGM Insured
5 .000 06/01/34 2,731,889
4,850,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 4,576,572

Portfolio of Investments May 31, 2026
(continued)
Missouri

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900% 09/01/33 $ 943,623
1,845,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 1,700,785
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/43 2,702,555
1,705,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Marshall Energy Center Project, Series
2025
5 .000 01/01/44 1,825,981
245,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Pairie State Power Project, Refunding
Series 2016A - BAM Insured
4 .000 12/01/35 245,142
2,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 2,500,623
1,000,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, Gree Bonds, MoPEP Facilities,
Series 2022
5 .250 12/01/42 1,092,571
3,500,000 Missouri Joint Municipal Electric Utility Commission, Power
Supply System Revenue Bonds, MoPEP Facilities, Series 2018
5 .000 12/01/43 3,534,421
605,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 607,031
6,700,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2022
5 .000 12/01/44 6,989,481
500,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
4 .000 12/01/44 488,948
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2024
5 .250 12/01/46 4,287,529
4,000,000 Saint Charles County Public Water Supply District 2, Missouri,
Certificates of Participation, Missouri Project, Series 2025
5 .000 12/01/47 4,192,233
2,500,000 Stone County Public Water Supply District 2, Missouri,
Certificates of Participation, Series 2021B
4 .000 12/01/51 2,074,427
TOTAL UTILITIES 98,586,109
TOTAL MUNICIPAL BONDS
(Cost $503,404,182) 499,295,152
TOTAL LONG-TERM INVESTMENTS
(Cost $503,404,182) 499,295,152
OTHER ASSETS & LIABILITIES, NET - 1.0% 5,206,222
NET ASSETS - 100% $ 504,501,374
AMT Alternative Minimum Tax
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $10,051,824 or 2.0% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
Ohio
See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.1%
X 419,061,940 MUNICIPAL BONDS - 98.1%   X –
CONSUMER DISCRETIONARY - 2.1%
$ 1,430,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000% 12/01/39 $ 1,455,312
2,150,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/44 2,161,831
5,570,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 5,427,635
TOTAL CONSUMER DISCRETIONARY 9,044,778
CONSUMER STAPLES - 3.7%
1,460,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020A-2 Class 1
4 .000 06/01/48 1,274,294
18,115,000 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien
Series 2020B-2 Class 2
5 .000 06/01/55 14,484,729
TOTAL CONSUMER STAPLES 15,759,023
EDUCATION AND CIVIC ORGANIZATIONS - 11.6%
645,000 Allen County Port Authority Economic Development, Ohio,
Revenue Bonds,  University of Northwestern, Refunding Series
2021A
4 .000 12/01/31 636,346
2,450,000 Dayton-Montgomery County Port Authority, Ohio, Development
Revenue Bonds, Dayton Regional Stem Schools Inc. Project,
Series 2024
5 .000 12/01/60 2,416,430
1,320,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/32 1,321,898
2,680,000 Hamilton County, Ohio, Economic Development Revenue Bonds,
King Highland Community Urban Redevelopment Corporation
- University of Cincinnati, Lessee Project, Refunding Series 2015
- BAM Insured
5 .000 06/01/35 2,683,131
1,520,000 Kent State University, Ohio, General Receipts Bonds, Series
2020A
5 .000 05/01/50 1,545,833
880,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 883,572
2,420,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2020A
4 .000 09/01/40 2,446,202
1,000,000 Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2024A
5 .000 09/01/38 1,110,839
1,000,000 (a) Miami University of Ohio, General Receipts Revenue Bonds,
Refunding Series 2026A
5 .250 09/01/47 1,078,815
125,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/28 129,897
150,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021A
5 .000 12/01/30 159,257
570,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/38 565,991
600,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/39 587,534
610,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/40 587,296
1,260,000 Northeast Ohio Medical University, General Receipts Bonds,
Refunding Series 2021B - BAM Insured
4 .000 12/01/41 1,189,045
1,330,000 Northeast Ohio Medical University, General Receipts Bonds,
Series 2022 - BAM Insured
5 .000 12/01/41 1,380,104
1,500,000 Ohio Higher Education Facilities Commission, Revenue Bonds,
Denison University Project, Series 2017A
5 .250 11/01/46 1,516,625

Portfolio of Investments May 31, 2026
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,000,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2020
Project, Series 2020
4 .000% 10/01/50 $ 796,284
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/42 3,289,669
3,750,000 Ohio Higher Educational Facility Commission, Higher
Educational Facility Revenue Bonds, John Carroll University 2022
Project, Series 2022
4 .000 10/01/47 3,097,767
3,830,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Denison University Project, Series 2023
5 .000 11/01/53 3,905,550
3,895,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Kenyon College, Series 2016
5 .000 07/01/42 3,898,218
1,215,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Oberlin College 2023 Project, Green Series 2023A
5 .250 10/01/53 1,268,173
1,000,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
Otterbein University 2022 Project, Series 2022A
4 .000 12/01/46 849,746
500,000 Ohio Higher Educational Facility Commission, Revenue Bonds,
University of Dayton Project, Series 2025
5 .000 02/01/42 542,576
2,000,000 Ohio State University, General Receipts Bonds, Multiyear Debt
Issuance Program III, Refunding Series 2026A
5 .000 06/01/35 2,312,936
1,120,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/28 1,121,692
1,180,000 Shawnee State University, Ohio, General Receipts Bonds, Series
2016 - BAM Insured
5 .000 06/01/29 1,181,725
1,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 999,913
2,835,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2017A
5 .000 06/01/45 2,861,143
1,065,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/43 1,169,268
1,000,000 Wright State University, Ohio, General Reciepts Bonds,
Refunding Series 2021A - BAM Insured
5 .000 05/01/31 1,090,498
1,025,000 Youngstown State University, Ohio, General Receipts Bonds,
Series 2021 - AGM Insured
4 .000 12/15/30 1,070,906
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 49,694,879
HEALTH CARE - 11.1%
1,000,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2025A
5 .000 11/01/40 1,094,532
2,500,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy
Health, Series 2017A
5 .000 08/01/42 2,540,613
3,710,000 Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena
Health System Obligated Group Project, Refunding &
Improvement Series 2017
5 .000 12/01/37 3,753,276
1,900,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/42 1,830,434
5,000,000 Cleveland Clinic Health System Obligated Group, Ohio, Martin
County Health Facilities Authority, Hospital Revenue Bonds,
Series 2019B
4 .000 01/01/43 4,764,547
2,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 2,001,135
1,600,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .000 06/15/43 1,423,226
495,000 Fairfield County, Ohio, Hospital Facilities Revenue Bonds,
Fairfield Medical Center Project, Series 2013
5 .250 06/15/43 453,358
1,000,000 Franklin County, Ohio, Hospital Revenue Bonds, Nationwide
Children's Hospital Project, Taxable Improvement Series 2019A
5 .000 11/01/48 1,081,233
1,000,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
4 .000 12/01/46 916,456
2,255,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017OH
5 .000 12/01/46 2,271,151

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,600,000 Hamilton County, Ohio, Healthcare Facilities Revenue Bonds,
Christ Hospital Project, Improvement  Refunding Series 2026
5 .250% 06/01/43 $ 1,758,221
600,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
Cincinnati Children's Hospital Medical Center, Series 2019CC
5 .000 11/15/41 699,763
2,230,000 Miami County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
Improvement Series 2019
5 .000 08/01/39 2,285,121
250,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5 .250 09/01/54 250,685
3,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/44 2,999,956
6,135,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B
4 .000 01/01/46 5,731,661
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital Medical
Center of Akron, Series 2024A
5 .250 08/15/48 1,064,306
2,930,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A
5 .000 01/01/35 3,319,433
630,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2026A
5 .000 01/01/32 698,000
1,970,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A
5 .000 01/15/50 1,975,877
2,725,000 Ohio State, Hospital Revenue Bonds, University Hospitals Health
System, Inc., Fixed Interest Rate Series 2020A - BAM Insured
5 .000 01/15/50 2,746,279
1,630,000 Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern
Ohio Medical Center, Refunding Series 2016
5 .000 02/15/32 1,631,292
TOTAL HEALTH CARE 47,290,555
HOUSING/MULTIFAMILY - 0.7%
3,000,000 Columbus Metropolitan Housing Authority, Ohio, General
Revenue Bonds, Series 2021
4 .000 08/01/36 2,940,154
TOTAL HOUSING/MULTIFAMILY 2,940,154
LONG-TERM CARE - 0.9%
2,000,000 Greene County Port Authority, Ohio, Economic Facilities
Development Revenue Bonds, Community First Solutions
Obligated Group Refunding and Improvement Series 2024B
5 .000 05/15/59 1,932,717
500,000 (b) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 512,351
500,000 (b) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook Project,
Series 2025A
6 .500 01/01/45 525,773
1,000,000 Warren County, Ohio, Healthcare Facilities Revenue Bonds,
Otterbein Homes Obligated Group, Refunding & Improvements
Series 2024
5 .000 07/01/54 989,907
TOTAL LONG-TERM CARE 3,960,748
TAX OBLIGATION/GENERAL - 25.2%
1,525,000 Avon Lake City School District, Lorain County, Ohio, General
Obligation Bonds, School Facilities Series 2025
5 .000 12/01/52 1,577,051
5,185,000 Brunswick City School District, Medina County, Ohio, General
Obligation Bonds, Classroom Facilities School Improvement
Series 2023 - BAM Insured
5 .250 12/01/53 5,380,335
1,180,000 (c) Canal Winchester Local School District, Franklin and Fairfield
Counties, Ohio, General Obligation Bonds, Series 2005B - NPFG
Insured
0 .000 12/01/33 902,033
380,000 Cincinnati City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding Classroom Facilities Construction &
Improvement Series 2006 - FGIC Insured
5 .250 12/01/27 395,489
2,250,000 City of Mayfield Heights, Ohio, General Obligation Bonds,
Aquatic and Community Center Limited Tax Series 2023
4 .000 12/01/48 2,119,162
135,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/41 146,007
300,000 Cleveland, Ohio, General Obligation Bonds, Various Purpose
Series 2023A
5 .000 12/01/43 321,811

Portfolio of Investments May 31, 2026
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Colerain Township, Hamilton County, Ohio, General Obligation
Bonds, Fire Station Series 2022
5 .250% 12/01/52 $ 1,029,564
250,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5 .000 12/01/31 278,445
5,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2018A
5 .000 04/01/29 5,280,610
2,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2021A
5 .000 04/01/38 2,145,132
3,000,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Refunding Construction & Improvement Series 2026
5 .000 12/01/35 3,476,922
300,000 Cuyahoga Community College District, Ohio, General Obligation
Bonds, Refunding Construction & Improvement Series 2026
5 .000 12/01/38 340,977
1,000,000 (a) Cuyahoga County, Ohio, General Obligation Bonds, Limited Tax
Capital Facilities Series 2026
5 .000 12/01/51 1,042,417
5,000,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A
4 .000 12/01/44 4,982,053
4,200,000 Dublin City School District, Franklin, Delaware and Union
Counties, Ohio, General Obligation Bonds, Series 2024B
5 .000 12/01/53 4,364,306
2,000,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2025
5 .500 12/01/55 2,082,014
1,150,000 Ehove Joint Vocational School District, Erie County, Ohio,
General Obligation Bonds, School Improvement Series 2026
5 .250 12/01/55 1,173,634
2,500,000 Fairborn City School District, Greene County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement
Series 2021A - BAM Insured
4 .000 12/01/50 2,326,081
500,000 (c) Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/29 445,069
850,000 (c) Graham Local School District, Champaign and Shelby Counties,
Ohio, General Obligation Bonds, School Improvement Series
2013
0 .000 12/01/30 728,554
1,210,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/47 1,282,259
1,270,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/48 1,337,793
1,235,000 Hamilton County, Ohio, General Obligation Bonds, Limited Tax
Building Acquisition and Renovation Series 2025
5 .000 12/01/49 1,296,851
565,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Facilities Series 2025B
5 .250 12/01/54 597,471
2,595,000 Hilliard City School District, Franklin County, Ohio, General
Obligation Bonds, School Improvement Series 2017
4 .000 12/01/46 2,504,824
500,000 Jonathan Alder Local School District, Union County, Ohio,
General Obligation Bonds, Unlimited tax Series 2026
5 .000 12/01/55 519,536
1,095,000 (c) Kenston Local School District, Geauga County, Ohio, General
Obligation Bonds, School improvement Series 2012
0 .000 12/01/27 1,045,228
1,560,000 Kettering City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 1,635,545
1,000,000 Little Miami Local School District, Warren and Clermont Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
5 .000 11/01/43 1,000,170
1,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/28 1,057,192
500,000 Milford Exempted Village School District, Ohio, General
Obligation Bonds, Refunding Improvement Series 2025
5 .000 12/01/34 557,583
5,000,000 Muskingum County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Improvement Series 2024
4 .000 12/01/54 4,597,850
2,030,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .000 10/15/48 2,089,514
3,995,000 North Olmsted City School District, Ohio, General Obligation
Bonds, School Improvement Programmatic Series 2023A
5 .250 10/15/56 4,123,747
650,000 North Royalton City School District, Ohio, General Obligation
Bonds, Refunding School Improvement Series 2025
5 .000 12/01/44 703,884

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 3,805,000 Oakwood City School District, Montgomery County, Ohio,
General Obligation Bonds, Series 2019
4 .000% 12/01/48 $ 3,521,112
6,500,000 Ohio State, General Obligation Bonds, Common Schools Series
2019A
5 .000 06/15/37 6,861,986
2,315,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement, Series 2020W
5 .000 05/01/35 2,486,112
1,000,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/39 1,102,680
1,470,000 Ohio State, General Obligation Bonds, Infrastructure
Improvement Series 2022A
5 .000 03/01/40 1,615,308
1,000,000 Ohio State, General Obligation Bonds, Mental Health Facilities
Improvement Fund Series 2025A
5 .000 02/01/36 1,133,008
3,000,000 Ohio State, General Obligation Bonds, Refunding Common
Schools Series 2025B
5 .000 09/15/37 3,427,443
4,250,000 Pickerington Local School District, Fairfield and Franklin
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement, Series 2023
5 .250 12/01/59 4,409,823
375,000 Salem City School District, Columbiana County, Ohio, General
Obligation Bonds, School Facilities Series 2024
5 .000 11/01/44 392,284
2,000,000 Shaker Heights City School District, Ohio, General Obligation
Bonds, School Facilities Improvement Series 2024
5 .250 12/15/59 2,085,864
2,380,000 Southwest Local School District, Hamilton and Butler Counties,
Ohio, General Obligation Bonds, School Improvement Series
2018A
4 .000 01/15/55 2,162,569
4,000,000 South-Western City School District, Franklin and Pickaway
Counties, Ohio, General Obligation Bonds, School Facilities
Construction & Improvement Series 2019A - BAM Insured
4 .000 12/01/48 3,805,810
2,500,000 Toledo Lucas County Public Library, Ohio, General Obligation
Bonds, Library Improvement Series 2025A
5 .000 12/01/47 2,635,172
5,000,000 Worthington City School District, Franklin County, Ohio, General
Obligation Bonds, Facilities Series 2023
5 .500 12/01/54 5,298,172
1,700,000 Wyoming City School District, Hamilton County, Ohio, General
Obligation Bonds, Refunding School Improvement Series 2025
5 .000 12/01/50 1,760,549
TOTAL TAX OBLIGATION/GENERAL 107,585,005
TAX OBLIGATION/LIMITED - 22.9%
1,165,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/30 1,166,475
1,890,000 Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke
Realty Ohio, Series 2006
5 .000 12/01/35 1,891,623
2,465,000 Certificates of Participation (Hillsdale Local School District,
Ashland and Wayne Counties, Ohio, School Facilities Project),
Series 2020 - BAM Insured
4 .000 12/01/38 2,492,035
5,500,000 Cleveland Public Library, Cuyahoga County, Ohio, Library
Facilities Notes, Series 2019A
4 .000 12/01/45 5,404,665
950,000 Columbus-Franklin County Finance Authority, Ohio,
Development Revenue Bonds, Central Ohio Regional Bond
Fund, Toledo Museum of Art Project Series 2024A
5 .000 11/15/54 953,959
1,195,000 (b) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/34 1,245,620
500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 500,527
620,000 (b) Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Easton Project, Series 2020
5 .000 06/01/28 629,419
4,600,000 Cuyahoga County, Ohio, Certificates of Participation, Convention
Hotel Project,  Series 2024
4 .000 12/01/41 4,491,505
4,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Ballpark
Improvement Project, Series 2022A
4 .000 01/01/36 4,125,253
1,000,000 Cuyahoga County, Ohio, Sales Tax Revenue Bonds, Refunding
Various Purpose Series 2014
5 .000 12/01/28 1,001,660

Portfolio of Investments May 31, 2026
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 2,000,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000% 12/01/46 $ 1,734,703
6,310,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose
Series 2018
5 .000 06/01/48 6,419,258
1,220,000 Great Oaks Career Campuses Board of Education, Brown,
Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland,
Madison, Pickaway, Ross and Warren, Ohio, Certificates of
Participation, School Improvement Project, Series 2021
4 .000 12/01/37 1,239,140
1,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .125 12/01/55 998,108
500,000 (c) Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/26 492,238
3,300,000 (c) Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AMBAC Insured
0 .000 12/01/28 3,046,479
1,750,000 (c) Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series
2000B - AGM Insured
0 .000 12/01/28 1,615,557
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/37 3,440,925
3,000,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/38 3,419,800
5,630,000 JobsOhio Beverage System, Ohio, Statewide Liquor Profits
Revenue Bonds, Refunding Senior Lien & New Money, Series
2025A
5 .000 01/01/53 5,879,475
435,000 (c) Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/27 418,161
855,000 (c) Mayfield City School District, Ohio, Certificates of Participation,
Middle School Project, Series 2009B
0 .000 09/01/28 795,767
1,005,000 Norwood, Hamilton County, Ohio, Special Obligation
Development Revenue Bonds, Central Parke Project, Series 2017
6 .000 12/01/46 1,010,059
1,660,000 Ohio State, Certificates of Participation, Ohio Attorney General
Claims Fund Project, Series 2021
4 .000 09/01/35 1,721,321
1,200,000 Ohio State, Major New State Infrastructure Project Revenue
Bonds, Refunding Series 2026-1
5 .000 12/15/37 1,343,838
1,360,000 Ohio State, Transportation Project Revenue Bonds, Toledo-
Lucas County Port Authority Seaport and Docks Project, State
Transportation Infrastructure GRF Bond Fund, Series 2019-2,
(AMT)
5 .000 11/15/39 1,365,990
2,095,000 Pickaway County, Ohio, Sales Tax Specia Obligation Bonds,
Series 2018
5 .000 12/01/44 2,135,741
2,000,000 Pinnacle Community Infrastructure Financing Authority, Grove
City, Ohio, Community Facilities Bonds, Series 2015A - AGM
Insured
4 .000 12/01/31 2,001,518
1,125,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/44 1,185,403
1,850,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B - AGM
Insured
4 .250 12/01/48 1,764,784
1,540,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Revenue Bonds,
Refunding, Senior Series 2024A
5 .000 12/01/53 1,579,563
1,405,000 (b) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
4 .250 12/01/50 1,375,361
475,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development
- Phase 2B Project, Series 2018A
6 .000 12/01/50 477,715

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 970,000 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien
Series 2019A
5 .000% 11/01/51 $ 953,782
4,430,000 (c) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 3,449,969
6,605,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 6,605,493
1,257,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,242,160
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 501,107
4,915,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 4,901,062
120,000 Riversouth Authority, Ohio, Lazarus Building Redevelopment
Bonds, Series 2007A
5 .750 12/01/27 120,050
1,000,000 Riversouth Authority, Ohio, Scioto Peninsula Area
Redevelopment Bonds, Payable from City of Columbus, Ohio
Annual Rental Appropriations, Series 2016
5 .000 12/01/29 1,001,533
2,955,000 Shaker Heights Public Library, Ohio, Certificates of Participation,
Series 2019
4 .000 12/01/44 2,912,174
1,000,000 Tolles Career and Technical Center, Madison, Franklin, Delaware,
Fayette, and Union Counties, Ohio, Certificates of Participation,
School Facilities Project Series 2024
5 .250 12/01/53 1,028,222
2,395,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/41 2,396,203
1,460,000 Triway Local School District, Ohio, Certificates of Participation,
Series 2021 - BAM Insured
4 .000 12/01/42 1,454,252
1,750,000 West Holmes Local School District, Ohio, Certificates of
Participation, Series 2023 - BAM Insured
5 .250 12/01/48 1,814,588
TOTAL TAX OBLIGATION/LIMITED 97,744,240
TRANSPORTATION - 6.8%
3,750,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A, (AMT)
5 .500 01/01/50 3,969,757
750,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/50 757,937
3,500,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/35 3,502,591
3,615,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,615,472
9,355,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 9,302,357
2,000,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission, Infrastructure Projects, Junior Lien
Series 2018A
4 .000 02/15/46 1,922,830
4,200,000 Port of Greater Cincinnati Development Authority, Ohio, Parking
Revenue Bond, 3CDC Obligated Group Parking Facilities,
Refunding Series 2025A
5 .000 12/01/55 4,269,814
2,000,000 Toledo-Lucas County Port Authority Parking System, Ohio,
Revenue Bonds, University of Toledo Parking Project Series 2021
4 .000 01/01/57 1,673,295
TOTAL TRANSPORTATION 29,014,053
U.S. GUARANTEED - 1.4% (d)
4,310,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2016A,
(Pre-refunded 12/01/26)
5 .000 12/01/41 4,362,052
40,000 (c) Columbus City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities Construction and
Improvement, Refunding Series 2006 - AGM Insured, (ETM)
0 .000 12/01/28 37,183
365,000 Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic
Health System Obligated Group, Series 2019B, (Pre-refunded
1/01/29)
4 .000 01/01/46 376,984

Portfolio of Investments May 31, 2026
(continued)
Ohio

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. GUARANTEED (d) (continued)
$ 70,000 Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2024A, (Pre-refunded 10/01/34)
5 .000% 01/01/35 $ 79,752
1,000,000 Upper Arlington City School District, Franklin County, Ohio,
General Obligation Bonds, School Facilities & Improvement
Series 2018A, (Pre-refunded 12/01/27)
5 .000 12/01/48 1,036,800
TOTAL U.S. GUARANTEED 5,892,771
UTILITIES - 11.7%
2,000,000 American Municipal Power Inc., Ohio, Fremont Energy Center
Revenue Bonds, Refunding Series 2017A
4 .000 02/15/42 1,994,733
1,000,000 American Municipal Power, Inc., Ohio, Greenup Hydroelectric
Project Revenue Bonds, Refunding Series 2025A
5 .000 02/15/46 1,059,237
1,665,000 American Municipal Power, Inc., Ohio, Solar Electricity
Prepayment Project Revenue Bonds, Green Bonds Series 2019A
5 .000 02/15/44 1,705,713
1,315,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2018 - AGM Insured
5 .000 11/15/37 1,343,927
1,600,000 Cleveland, Ohio, Public Power System Revenue Bonds,
Refunding Series 2020A - AGM Insured
4 .000 11/15/38 1,614,966
2,000,000 (c) Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-1 - NPFG Insured
0 .000 11/15/33 1,503,910
4,740,000 (c) Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/34 3,399,482
7,500,000 (c) Cleveland, Ohio, Public Power System Revenue Bonds, Series
2008B-2 - NPFG Insured
0 .000 11/15/38 4,286,383
5,000,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/29 5,009,691
4,750,000 Columbus, Ohio, Sewerage System Revenue Bonds, Refunding
Series 2015
5 .000 06/01/32 4,758,452
865,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/37 874,548
1,015,000 Hamilton, Ohio, Electric System Revenue Bonds, Refunding &
Improvement Series 2019 - BAM Insured
4 .000 10/01/39 1,019,413
1,000,000 Mahoning County, Ohio, Sewer System Revenue Bonds,
Refunding and Improvement Series 2022
5 .000 12/01/42 1,046,524
1,000,000 Marysville, Ohio, Water System Mortgage Revenue Bonds,
Refunding Series 2016
4 .000 12/01/38 1,000,167
4,000,000 Northeast Ohio Regional Sewer District, Wastewater
Improvement Revenue Bonds, Refunding & Improvement Series
2017
4 .000 11/15/43 3,993,526
2,500,000 Ohio Water Development Authority, Revenue Bonds, Drinking
Water Assistance Fund, Series 2025A
5 .250 12/01/45 2,768,295
3,800,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 12/01/38 4,013,506
4,320,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2019
5 .000 06/01/44 4,497,635
4,040,000 Ohio Water Development Authority, Revenue Bonds, Fresh Water
Development, Series 2021
5 .000 06/01/46 4,245,626
TOTAL UTILITIES 50,135,734
TOTAL MUNICIPAL BONDS
(Cost $423,282,971) 419,061,940
TOTAL LONG-TERM INVESTMENTS
(Cost $423,282,971) 419,061,940
OTHER ASSETS & LIABILITIES, NET - 1.9% 7,911,200
NET ASSETS - 100% $ 426,973,140
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) When-issued or delayed delivery security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,288,524 or 1.0% of Total Investments.
(c) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.

See Notes to Financial Statements
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Portfolio of Investments May 31, 2026
Wisconsin
See Notes to Financial Statements
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 102.3%
X 1,889,250 EXCHANGE-TRADED FUNDS - 1.8%   X –
75,000 (a) Nuveen Municipal Income ETF $ 1,889,250
TOTAL EXCHANGE-TRADED FUNDS
(Cost $1,872,750) 1,889,250
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
103,398,208 MUNICIPAL BONDS - 100.5%   X –
CONSUMER DISCRETIONARY - 2.7%
$ 250,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850% 12/01/29 $ 250,577
2,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchman's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 2,519,860
TOTAL CONSUMER DISCRETIONARY 2,770,437
EDUCATION AND CIVIC ORGANIZATIONS - 5.7%
550,000 (b) Public Finance Authority, Wisconsin, Educational Revenue Bonds,
Lake Norman Charter School, Series 2018A
4 .000 06/15/28 549,236
500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
4 .000 03/15/40 479,787
1,500,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5 .000 03/15/50 1,470,622
250,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Lawrence University, Series 2020
4 .000 02/01/45 218,796
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Medical College of Wisconsin, Inc., Series 2022
4 .000 12/01/51 870,642
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/39 372,538
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .125 04/01/40 358,571
415,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/41 294,332
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee School of Engineering, Series 2021B
- AGM Insured
2 .250 04/01/42 348,470
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Milwaukee Science Education Consortium, Inc.,
Academy of Science Series 2023A
5 .000 03/15/53 882,293
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 5,845,287
HEALTH CARE - 18.6%
155,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/29 161,647
190,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, (Hospital Auxilio Mutuo Obligated Group
Project, Refunding Series 2021
5 .000 07/01/31 201,729
3,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 3,193,419
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,055,681
2,765,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Beloit Health System, Inc., Series 2020
4 .000 07/01/36 2,775,754
8,565,000 (c) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C, (UB)
5 .000 02/15/47 8,586,151
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Aspirus, Inc. Obligated Group, Series 2015A
5 .000 08/15/34 1,001,518

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Bellin Memorial Hospital, Inc., Series 2019A
4 .000% 12/01/44 $ 970,993
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Hospital Sisters Services, Inc., Series 2025A
5 .000 08/15/48 1,048,956
175,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Marshfield Clinic Health System, Inc., Series
2020A - AGM Insured
4 .000 02/15/37 177,494
TOTAL HEALTH CARE 19,173,342
HOUSING/MULTIFAMILY - 14.8%
2,000,000 Wisconsin Housing and Economic Development Authority
Multi Family Housing Bonds,Western Technical College Student
Housing Project, Series 2013B
4 .700 04/01/38 2,001,325
715,000 (c) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2017A
4 .150 05/01/55 648,150
2,000,000 (c) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 1,898,840
4,520,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .375 05/01/57 3,425,510
2,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2022A
5 .150 11/01/50 2,052,298
675,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
4 .950 11/01/54 683,154
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023D
5 .000 11/01/57 3,057,592
1,500,000 (d) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, 100 E. National Project Series 2024j,
(Mandatory Put 8/01/26)
5 .000 08/01/58 1,504,469
TOTAL HOUSING/MULTIFAMILY 15,271,338
LONG-TERM CARE - 19.7%
640,000 New Richmond Community Development Authority, Wisconsin,
Lease Revenue Bonds, Series 2025A
4 .625 09/01/55 612,867
410,000 Winnebago County Housing Authority, Wisconsin, Revenue
Bonds Lutheran Homes of Oshkosh Inc Project Refunding Series
2015A
4 .450 03/01/30 391,067
150,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 105,439
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Clement Manor, Inc., Series 2019
5 .000 08/01/49 1,933,795
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Dickson Hollow Project. Series 2014
5 .375 10/01/44 2,000,336
1,460,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Oakwood Lutheran Senior Ministries, Series
2021
4 .000 01/01/37 1,420,355
500,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHM / New Richmond Senior Housing, Inc.,
Refunding Series 2021
3 .250 07/01/37 388,062
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, PHW Oconomowoc, Inc. Project, Series 2018
5 .125 10/01/48 1,933,171
1,750,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2014B
5 .000 07/01/44 1,750,763
3,010,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Rogers Memorial Hospital, Inc., Series 2019A
5 .000 07/01/49 3,011,182
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint Camillus Health System Inc, Series 2019A
5 .000 11/01/46 961,993
530,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/36 518,005
525,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2021B
4 .000 09/15/45 467,944
775,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000 09/15/36 757,460

Portfolio of Investments May 31, 2026
(continued)
Wisconsin

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 650,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Saint John's Communities Inc., Refunding Series
2022. Forward Delivery
4 .000% 09/15/45 $ 579,438
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/51 820,443
1,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Three Pillars Senior Living Communities, Series
2021A
4 .000 08/15/55 799,925
2,000,000 Wisconsin Health and Educational Facilities Authority, Wisconsin,
Revenue Bonds, Woodland Hills Senior Housing Project, Series
2014
5 .000 12/01/44 1,844,925
TOTAL LONG-TERM CARE 20,297,170
TAX OBLIGATION/GENERAL - 1.9%
1,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School Building
Series 2025
5 .250 02/15/55 1,044,911
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 886,919
TOTAL TAX OBLIGATION/GENERAL 1,931,830
TAX OBLIGATION/LIMITED - 22.2%
2,645,000 (e) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0 .000 06/01/49 870,515
4,445,000 (e) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project, Series
2019
0 .000 06/01/54 1,103,799
1,000,000 Brookfield Community Development and Redevelopment
Authority, Wisconsin, Community Development Revenue Bonds,
Series 2015A
3 .550 06/01/34 1,000,097
1,000,000 Kaukauna Redevelopment Authority, Outagamie and Calumet
Counties, Wisconsin, Redevelopment Lease Revenue Bonds,
Series 2015
4 .125 06/01/40 1,000,202
1,000,000 Massachusetts School Building Authority, Senior Dedicated Sales
Tax Revenue Bonds, Subordinated Social Series 2025A
5 .500 02/15/55 1,078,754
3,000,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/28 3,104,229
500,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 519,337
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 1,005,617
800,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/30 806,580
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/31 504,112
550,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2016A
5 .000 11/15/32 554,524
630,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/28 635,182
500,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/34 503,727
1,000,000 Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Public Schools, Series 2017
5 .000 11/15/35 1,006,865
1,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2025C
5 .250 03/15/50 1,066,287
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 1,482,291
2,250,000 Slinger Redevelopment Authority, Wisconsin, Lease Revenue
Bonds, Police Station Project, Series 2025A
5 .000 03/01/45 2,393,715
150,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 150,431
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 1,000,402

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 375,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999
5 .250% 12/15/27 $ 383,865
2,035,000 (e) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A - AGM Insured
0 .000 12/15/28 1,878,623
945,000 (e) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Senior Series 2003A
0 .000 12/15/31 780,657
TOTAL TAX OBLIGATION/LIMITED 22,829,811
TRANSPORTATION - 7.8%
2,250,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000 07/01/48 2,262,106
740,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 780,382
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, New Terminal 1 John F Kennedy
International Airport Project, Green Series 2023 - AGM Insured,
(AMT)
5 .000 06/30/49 1,004,821
2,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 2,079,504
1,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 1,037,160
750,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 833,004
TOTAL TRANSPORTATION 7,996,977
U.S. GUARANTEED - 0.8% (f)
735,000 Southeast Wisconsin Professional Baseball Park District, Sales Tax
Revenue Refunding Bonds, Series 1998A - NPFG Insured, (ETM)
5 .500 12/15/26 745,555
75,000 Wisconsin Center District, Dedicated Tax Revenue Bonds,
Refunding Junior Series 1999, (ETM)
5 .250 12/15/27 76,906
TOTAL U.S. GUARANTEED 822,461
UTILITIES - 6.3%
985,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds,  Refunding Series 2024A
5 .000 01/01/46 1,013,284
1,350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,372,068
350,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2025A
5 .500 07/01/55 364,671
535,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/39 572,373
515,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/43 542,302
1,000,000 Guam Power Authority, Revenue Bonds,Refunding Series 2017A 5 .000 10/01/40 1,009,712
130,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/26 130,034
615,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - AGM Insured
5 .250 07/01/31 629,017
250,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/35 251,013
575,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2005SS - AGM Insured
5 .000 07/01/30 575,081
TOTAL UTILITIES 6,459,555
TOTAL MUNICIPAL BONDS
(Cost $106,324,390) 103,398,208
TOTAL LONG-TERM INVESTMENTS
(Cost $108,197,140) 105,287,458
FLOATING RATE OBLIGATIONS - (7.8)%   (8,020,000)
OTHER ASSETS & LIABILITIES, NET - 5.5% 5,653,557
NET ASSETS - 100% $ 102,921,015
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.

Portfolio of Investments May 31, 2026
(continued)
Wisconsin

See Notes to Financial Statements
(a) Affiliated holding
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $549,236 or 0.5% of Total Investments.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Statement of Assets and Liabilities
See Notes to Financial Statements

May 31, 2026 Kansas Kentucky Michigan Missouri Ohio Wisconsin
ASSETS
Long-term investments, at value
†
$ 189,889,252 $ 238,764,548 $ 198,724,209 $ 499,295,152 $ 419,061,940 $ 103,398,208
Affiliated investments, at value
++
– – – – – 1,889,250
Short-term investments, at value
◊
– 3,620,000 9,600,000 – – –
Cash 895,532 – 16,307,264 – – 2,299,850
Receivables:
Interest 2,550,834 3,382,283 2,325,305 6,121,614 7,602,216 1,465,527
Investments sold 160,000 – – 340,077 145,000 2,150,000
Reimbursement from Adviser – – – – 6,730 463
Shares sold 18,725 237,065 460,710 615,013 416,309 174,122
Sale of Vistra Vision interest
#
(1)
1,579,830 – – – 6,173,713 –
Other 6,586 30,564 21,460 32,445 47,040 1,872
Total assets 195,100,759 246,034,460 227,438,948 506,404,301 433,452,948 111,379,292
LIABILITIES
Cash overdraft – 149,177 – 294,550 2,796,866 –
Floating rate obligations – 24,855,000 – – – 8,020,000
Payables:
Management fees 82,241 92,589 87,042 209,299 177,355 44,659
Dividends 66,312 65,315 160,835 311,588 237,350 16,098
Interest 411 285,354 418 1,097 1,029 60,337
Investments purchased - regular settlement – – 1,090,560 – – –
Investments purchased - when-issued/delayed-
delivery settlement – – 8,032,326 – 2,088,680 –
Shares redeemed 212,781 289,707 359,881 809,895 744,148 214,788
Vistra Vision sale transactions costs
(1)
35,937 – – – 140,438 –
Accrued expenses:
Custodian fees 55,911 50,268 52,522 91,904 92,157 35,694
Trustees fees 7,881 32,280 21,280 34,801 50,767 2,493
Professional fees 36,483 36,935 36,628 42,240 41,287 34,509
Shareholder reporting expenses 10,863 10,899 10,780 14,860 17,426 7,337
Shareholder servicing agent fees 17,662 18,649 24,444 39,205 52,104 9,312
12b-1 distribution and service fees 19,520 25,341 14,793 46,505 37,727 11,904
Other 5,909 2,028 2,421 6,983 2,474 1,146
Total liabilities 551,911 25,913,542 9,893,930 1,902,927 6,479,808 8,458,277
Commitments and contingencies
(2)
Net assets $ 194,548,848 $ 220,120,918 $ 217,545,018 $ 504,501,374 $ 426,973,140 $ 102,921,015
NET ASSETS CONSIST OF:
Paid-in capital $ 211,505,844 $ 247,654,325 $ 246,826,294 $ 547,552,416 $ 455,371,374 $ 113,852,855
Total distributable earnings (loss) (16,956,996) (27,533,407) (29,281,276) (43,051,042) (28,398,234) (10,931,840)
Net assets $ 194,548,848 $ 220,120,918 $ 217,545,018 $ 504,501,374 $ 426,973,140 $ 102,921,015
†
   Long-term investments, cost $ 195,484,681 $ 241,662,133 $ 197,513,907 $ 503,404,182 $ 423,282,971 $ 106,324,390
++
   Affiliated investments, cost $ — $ — $ — $ — $ — $ 1,872,750
◊
   Short-term investments, cost $ — $ 3,620,000 $ 9,600,000 $ — $ — $ —
#
   Net of discount of $ 53,690 $ – $ – $ – $ 209,810 $ –
(1) Refer to Note 4 of the Notes to Financial Statements for more information.
(2) As disclosed in Notes to Financial Statements.

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

Kansas Kentucky Michigan Missouri Ohio Wisconsin
CLASS A:
Net assets $ 103,385,832 $ 144,443,990 $ 71,682,912 $ 255,623,692 $ 204,427,899 $ 66,534,600
Shares outstanding 10,235,670 14,612,588 6,822,070 24,461,536 19,049,568 6,767,881
Net asset value ("NAV") per share $ 10.10 $ 9.88 $ 10.51 $ 10.45 $ 10.73 $ 9.83
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 10.54 $ 10.31 $ 10.97 $ 10.91 $ 11.20 $ 10.26
CLASS C:
Net assets $ 2,322,640 $ 979,598 $ 3,075,230 $ 3,957,004 $ 3,653,615 $ 874,347
Shares outstanding 230,630 99,157 293,487 379,965 342,515 88,934
NAV and offering price per share $ 10.07 $ 9.88 $ 10.48 $ 10.41 $ 10.67 $ 9.83
CLASS I:
Net assets $ 88,840,376 $ 74,697,330 $ 142,786,876 $ 244,920,678 $ 218,891,626 $ 35,512,068
Shares outstanding 8,777,026 7,565,983 13,612,551 23,467,968 20,479,631 3,607,255
NAV and offering price per share $ 10.12 $ 9.87 $ 10.49 $ 10.44 $ 10.69 $ 9.84
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01

Statement of Operations
See Notes to Financial Statements

Year Ended May 31, 2026 Kansas Kentucky Michigan Missouri Ohio
INVESTMENT INCOME
Interest $ 7,295,456 $ 9,637,784 $ 7,968,453 $ 21,466,611 $ 18,762,843
Total investment income 7,295,456 9,637,784 7,968,453 21,466,611 18,762,843
EXPENSES
– – – – –
Management fees 952,272 1,072,584 977,391 2,457,683 2,181,795
12b-1 service fees - Class A 213,837 290,922 145,414 509,888 421,772
12b-1 distribution and service fees - Class C 25,423 11,973 32,046 45,559 41,202
Shareholder servicing agent fees - Class A 36,266 48,000 32,490 70,421 86,454
Shareholder servicing agent fees - Class C 862 397 1,433 1,258 1,687
Shareholder servicing agent fees - Class I 27,199 22,166 52,981 66,615 93,712
Interest expense* 16,306 764,612 9,542 55,204 63,135
Trustees fees 9,267 10,452 9,616 24,452 22,004
Custodian expenses, net 33,963 36,305 38,659 66,493 58,683
Registration fees 7,526 7,345 11,049 10,339 7,344
Professional fees 52,449 54,180 52,753 66,186 64,084
Shareholder reporting expenses 29,001 28,705 27,812 33,519 38,145
Other 13,244 11,628 11,662 16,235 15,702
Total expenses before fee waiver/expense
reimbursement 1,417,615 2,359,269 1,402,848 3,423,852 3,095,719
Fee waiver/expense reimbursement — — — — (109,528)
Net expenses 1,417,615 2,359,269 1,402,848 3,423,852 2,986,191
Net investment income (loss) 5,877,841 7,278,515 6,565,605 18,042,759 15,776,652
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (338,246) (2,269,260) (642,846) (649,369) (2,804,051)
Net realized gain (loss) (338,246) (2,269,260) (642,846) (649,369) (2,804,051)
Change in unrealized appreciation (depreciation) on:
Investments 6,786,563 10,210,667 6,859,780 16,662,885 14,745,860
Net change in unrealized appreciation (depreciation) 6,786,563 10,210,667 6,859,780 16,662,885 14,745,860
Net realized and unrealized gain (loss) 6,448,317 7,941,407 6,216,934 16,013,516 11,941,809
Net increase (decrease) in net assets from operations $ 12,326,158 $ 15,219,922 $ 12,782,539 $ 34,056,275 $ 27,718,461

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended May 31, 2026 Wisconsin
INVESTMENT INCOME
Dividends from affiliated investments $ 5,265
Interest 3,925,972
Total investment income 3,931,237
EXPENSES
–
Management fees 413,794
12b-1 service fees - Class A 109,345
12b-1 distribution and service fees - Class C 11,748
Shareholder servicing agent fees - Class A 23,371
Shareholder servicing agent fees - Class C 505
Shareholder servicing agent fees - Class I 11,098
Interest expense* 248,269
Trustees fees 3,891
Custodian expenses, net 19,526
Registration fees 9,633
Professional fees 48,317
Shareholder reporting expenses 25,201
Other 9,555
Total expenses before fee waiver/expense reimbursement 934,253
Fee waiver/expense reimbursement (70,367)
Net expenses 863,886
Net investment income (loss) 3,067,351
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (942)
Net realized gain (loss) (942)
Change in unrealized appreciation (depreciation) on:
Investments 2,995,482
Affiliated investments 16,500
Net change in unrealized appreciation (depreciation) 3,011,982
Net realized and unrealized gain (loss) 3,011,040
Net increase (decrease) in net assets from operations $ 6,078,391
*SUPPLEMENTAL INFORMATION FOR DEBT TRANSACTIONS Kentucky Wisconsin
Aggregate amount of debt outstanding
$ 24,855,000 $ 8,020,000
Aggregate average interest rate 2.44% 2.44%

Statement of Changes in Net Assets
See Notes to Financial Statements

Kansas Kentucky
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 5,877,841 $ 5,474,454 $ 7,278,515 $ 7,060,762
Net realized gain (loss) (338,246) (1,723,117) (2,269,260) (5,409,727)
Net change in unrealized appreciation (depreciation) 6,786,563 (1,773,000) 10,210,667 (586,901)
Net increase (decrease) in net assets from operations 12,326,158 1,978,337 15,219,922 1,064,134
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (3,178,281) (3,067,075) (4,699,090) (4,610,924)
Class C (55,740) (66,266) (28,883) (51,101)
Class I (2,571,885) (2,216,951) (2,310,200) (2,020,533)
Total distributions (5,805,906) (5,350,292) (7,038,173) (6,682,558)
FUND SHARE TRANSACTIONS
Subscriptions 39,807,862 31,189,767 30,040,481 26,794,153
Reinvestments of distributions 5,052,476 4,646,033 6,309,941 6,079,847
Redemptions (45,132,502) (49,095,487) (38,295,334) (51,577,103)
Net increase (decrease) from Fund share transactions (272,164) (13,259,687) (1,944,912) (18,703,103)
Net increase (decrease) in net assets 6,248,088 (16,631,642) 6,236,837 (24,321,527)
Net assets at the beginning of period 188,300,760 204,932,402 213,884,081 238,205,608
Net assets at the end of period $ 194,548,848 $ 188,300,760 $ 220,120,918 $ 213,884,081

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
Michigan Missouri
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 6,565,605 $ 6,864,512 $ 18,042,759 $ 17,779,886
Net realized gain (loss) (642,846) (4,452,189) (649,369) (2,421,027)
Net change in unrealized appreciation (depreciation) 6,859,780 (1,471,490) 16,662,885 (10,167,213)
Net increase (decrease) in net assets from operations 12,782,539 940,833 34,056,275 5,191,646
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (2,410,180) (2,371,671) (9,099,357) (9,056,547)
Class C (80,632) (90,904) (125,804) (167,009)
Class I (4,175,001) (4,330,158) (9,081,582) (8,605,007)
Total distributions (6,665,813) (6,792,733) (18,306,743) (17,828,563)
FUND SHARE TRANSACTIONS
Subscriptions 67,480,304 64,929,285 117,166,852 104,162,157
Reinvestments of distributions 5,162,860 5,739,318 14,576,297 14,278,572
Redemptions (51,948,719) (96,099,305) (132,019,431) (124,988,117)
Net increase (decrease) from Fund share transactions 20,694,445 (25,430,702) (276,282) (6,547,388)
Net increase (decrease) in net assets 26,811,171 (31,282,602) 15,473,250 (19,184,305)
Net assets at the beginning of period 190,733,847 222,016,449 489,028,124 508,212,429
Net assets at the end of period $ 217,545,018 $ 190,733,847 $ 504,501,374 $ 489,028,124

See Notes to Financial Statements

Ohio Wisconsin
Year Ended
5/31/26
Year Ended
5/31/25
Year Ended
5/31/26
Year Ended
5/31/25
OPERATIONS
Net investment income (loss) $ 15,776,652 $ 16,283,239 $ 3,067,351 $ 2,280,971
Net realized gain (loss) (2,804,051) (964,669) (942) 429,537
Net change in unrealized appreciation (depreciation) 14,745,860 (21,016,241) 3,011,982 (3,507,424)
Net increase (decrease) in net assets from operations 27,718,461 (5,697,671) 6,078,391 (796,916)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends:
Class A (7,284,790) (6,975,071) (2,051,533) (1,657,787)
Class C (108,360) (133,635) (34,405) (63,929)
Class I (8,340,951) (8,861,055) (1,021,391) (620,763)
Total distributions (15,734,101) (15,969,761) (3,107,329) (2,342,479)
FUND SHARE TRANSACTIONS
Subscriptions 64,858,601 81,336,472 54,581,401 2,659,559
Reinvestments of distributions 12,812,630 12,924,517 2,973,845 2,263,234
Redemptions (133,746,704) (164,608,471) (19,627,494) (12,578,266)
Net increase (decrease) from Fund share transactions (56,075,473) (70,347,482) 37,927,752 (7,655,473)
Net increase (decrease) in net assets (44,091,113) (92,014,914) 40,898,814 (10,794,868)
Net assets at the beginning of period 471,064,253 563,079,167 62,022,201 72,817,069
Net assets at the end of period $ 426,973,140 $ 471,064,253 $ 102,921,015 $ 62,022,201

Statement of Cash Flows
See Notes to Financial Statements

dated
Year Ended May 31, 2026 Kentucky
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets from Operations $ 15,219,922
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (31,456,515)
Proceeds from sale and maturities of investments 34,294,797
Proceeds from (Purchase of) short-term investments, net (3,620,000)
Amortization (Accretion) of premiums and discounts, net 1,138,100
(Increase) Decrease in:
Receivable for interest (143,063)
Other assets 1,753
Increase (Decrease) in:
Payable for interest (48,970)
Payable for management fees 656
Accrued custodian fees 29,382
Accrued 12b-1 distribution and service fees (1,905)
Accrued Trustees fees 2,070
Accrued professional fees 31,487
Accrued shareholder reporting expenses 601
Accrued shareholder servicing agent fees 96
Accrued other expenses 1,460
Net realized (gain) loss from investments 2,269,260
Net change in unrealized (appreciation) depreciation of investments (10,210,667)
Net cash provided by (used in) operating activities 7,508,464
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings 5,683,979
(Repayments) of borrowings (5,683,979)
Increase (Decrease) in:
Cash overdraft 149,177
Cash distributions paid to common shareholders (716,936)
Subscriptions 30,059,038
Redemptions (38,712,184)
Net cash provided by (used in) financing activities (9,220,905)
Net increase (decrease) in cash (1,712,441)
Cash at the beginning of period 1,712,441
Cash at the end of period $ —
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION Kentucky
Cash paid for interest
$ 804,028
Non-cash financing activities not included herein consists of reinvestments of share distributions 6,309,941

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kansas
Class
A
5/31/26
$ 9.75 $ 0.30 $ 0.35 $ 0.65 $ (0.30) $ — $ (0.30) $ 10.10
5/31/25
9.92 0.26 (0.17) 0.09 (0.26) — (0.26) 9.75
5/31/24
9.89 0.25 0.02 0.27 (0.24) — (0.24) 9.92
5/31/23
10.14 0.24 (0.26) (0.02) (0.23) — (0.23) 9.89
5/31/22
10.87 0.24 (0.74) (0.50) (0.23) — (0.23) 10.14
Class
C
5/31/26
9.72 0.22 0.35 0.57 (0.22) — (0.22) 10.07
5/31/25
9.89 0.18 (0.17) 0.01 (0.18) — (0.18) 9.72
5/31/24
9.86 0.17 0.03 0.20 (0.17) — (0.17) 9.89
5/31/23
10.12 0.16 (0.27) (0.11) (0.15) — (0.15) 9.86
5/31/22
10.85 0.15 (0.74) (0.59) (0.14) — (0.14) 10.12
Class
I
5/31/26
9.77 0.32 0.35 0.67 (0.32) — (0.32) 10.12
5/31/25
9.94 0.29 (0.18) 0.11 (0.28) — (0.28) 9.77
5/31/24
9.92 0.28 0.01 0.29 (0.27) — (0.27) 9.94
5/31/23
10.18 0.26 (0.27) (0.01) (0.25) — (0.25) 9.92
5/31/22
10.91 0.26 (0.74) (0.48) (0.25) — (0.25) 10.18
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .71% $ 103,386 0 .82% 0 .81% 3 .02% 15%
0 .86 110,753 0 .86 0 .81 2 .65 15
2 .81 120,696 0 .84 0 .81 2 .57 9
( 0 .18 ) 135,824 0 .81 0 .80 2 .46 15
( 4 .68 ) 153,222 0 .79 0 .78 2 .24 15
5 .90 2,323 1 .62 1 .61 2 .22 15
0 .07 2,999 1 .66 1 .61 1 .83 15
2 .01 4,465 1 .64 1 .61 1 .77 9
( 1 .08 ) 7,253 1 .61 1 .60 1 .65 15
( 5 .47 ) 9,897 1 .59 1 .58 1 .44 15
6 .94 88,840 0 .62 0 .61 3 .23 15
1 .09 74,549 0 .66 0 .61 2 .85 15
2 .95 79,771 0 .64 0 .61 2 .77 9
( 0 .04 ) 87,183 0 .61 0 .60 2 .65 15
( 4 .45 ) 95,483 0 .59 0 .58 2 .44 15

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Kentucky
Class
A
5/31/26
$ 9.51 $ 0.33 $ 0.36 $ 0.69 $ (0.32) $ — $ (0.32) $ 9.88
5/31/25
9.76 0.29 (0.26) 0.03 (0.28) — (0.28) 9.51
5/31/24
9.76 0.26 — 0.26 (0.26) — (0.26) 9.76
5/31/23
10.17 0.27 (0.42) (0.15) (0.26) — (0.26) 9.76
5/31/22
11.24 0.26 (1.06) (0.80) (0.27) — (0.27) 10.17
Class
C
5/31/26
9.51 0.25 0.36 0.61 (0.24) — (0.24) 9.88
5/31/25
9.75 0.21 (0.26) (0.05) (0.19) — (0.19) 9.51
5/31/24
9.75 0.18 0.01 0.19 (0.19) — (0.19) 9.75
5/31/23
10.17 0.18 (0.42) (0.24) (0.18) — (0.18) 9.75
5/31/22
11.24 0.18 (1.07) (0.89) (0.18) — (0.18) 10.17
Class
I
5/31/26
9.50 0.35 0.35 0.70 (0.33) — (0.33) 9.87
5/31/25
9.74 0.31 (0.26) 0.05 (0.29) — (0.29) 9.50
5/31/24
9.74 0.28 — 0.28 (0.28) — (0.28) 9.74
5/31/23
10.16 0.28 (0.42) (0.14) (0.28) — (0.28) 9.74
5/31/22
11.23 0.28 (1.06) (0.78) (0.29) — (0.29) 10.16
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
7.29% $ 144,444 1.16% 0.80% 3.34% 13%
0.20 149,433 1.13 0.79 2.94 23
2.74 171,934 1.13 0.79 2.64 21
(1.45) 198,453 1.03 0.78 2.72 10
(7.25) 242,580 0.83 0.77 2.41 16
6.44 980 1.96 1.60 2.54 13
(0.52) 1,692 1.93 1.59 2.12 23
1.93 3,144 1.93 1.59 1.84 21
(2.32) 4,003 1.83 1.58 1.87 10
(8.01) 7,048 1.63 1.57 1.60 16
7.50 74,697 0.96 0.60 3.54 13
0.48 62,759 0.93 0.59 3.15 23
2.94 63,128 0.93 0.59 2.84 21
(1.33) 62,831 0.83 0.58 2.88 10
(7.05) 80,715 0.63 0.57 2.60 16

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Michigan
Class
A
5/31/26
$ 10.18 $ 0.34 $ 0.34 $ 0.68 $ (0.35) $ — $ (0.35) $ 10.51
5/31/25
10.50 0.32 (0.32) — (0.32) — (0.32) 10.18
5/31/24
10.54 0.30 (0.04) 0.26 (0.30) — (0.30) 10.50
5/31/23
10.93 0.26 (0.41) (0.15) (0.24) — (0.24) 10.54
5/31/22
12.09 0.23 (1.16) (0.93) (0.22) (0.01) (0.23) 10.93
Class
C
5/31/26
10.15 0.26 0.33 0.59 (0.26) — (0.26) 10.48
5/31/25
10.46 0.23 (0.31) (0.08) (0.23) — (0.23) 10.15
5/31/24
10.51 0.22 (0.06) 0.16 (0.21) — (0.21) 10.46
5/31/23
10.90 0.18 (0.42) (0.24) (0.15) — (0.15) 10.51
5/31/22
12.05 0.13 (1.15) (1.02) (0.12) (0.01) (0.13) 10.90
Class
I
5/31/26
10.16 0.36 0.33 0.69 (0.36) — (0.36) 10.49
5/31/25
10.48 0.34 (0.32) 0.02 (0.34) — (0.34) 10.16
5/31/24
10.53 0.32 (0.05) 0.27 (0.32) — (0.32) 10.48
5/31/23
10.92 0.28 (0.41) (0.13) (0.26) — (0.26) 10.53
5/31/22
12.07 0.25 (1.15) (0.90) (0.24) (0.01) (0.25) 10.92
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .71% $ 71,683 0 .82% 0 .82% 3 .26% 19%
( 0 .10 ) 74,522 0 .84 0 .81 3 .04 38
2 .50 81,446 0 .85 0 .83 2 .86 21
( 1 .36 ) 96,194 0 .84 0 .80 2 .47 34
( 7 .82 ) 117,382 0 .81 0 .78 1 .91 21
5 .87 3,075 1 .62 1 .62 2 .46 19
( 0 .82 ) 3,197 1 .64 1 .61 2 .22 38
1 .57 4,938 1 .65 1 .63 2 .06 21
( 2 .15 ) 6,323 1 .64 1 .60 1 .66 34
( 8 .51 ) 8,853 1 .61 1 .58 1 .11 21
6 .92 142,787 0 .62 0 .62 3 .46 19
0 .11 113,015 0 .64 0 .61 3 .23 38
2 .60 135,633 0 .65 0 .63 3 .04 21
( 1 .13 ) 194,155 0 .64 0 .60 2 .67 34
( 7 .56 ) 185,889 0 .61 0 .58 2 .12 21

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Missouri
Class
A
5/31/26
$ 10.13 $ 0.36 $ 0.33 $ 0.69 $ (0.37) $ — $ (0.37) $ 10.45
5/31/25
10.39 0.36 (0.26) 0.10 (0.36) — (0.36) 10.13
5/31/24
10.37 0.35 0.02 0.37 (0.35) — (0.35) 10.39
5/31/23
10.75 0.32 (0.40) (0.08) (0.30) — (0.30) 10.37
5/31/22
11.73 0.27 (0.99) (0.72) (0.26) — (0.26) 10.75
Class
C
5/31/26
10.09 0.28 0.33 0.61 (0.29) — (0.29) 10.41
5/31/25
10.35 0.27 (0.26) 0.01 (0.27) — (0.27) 10.09
5/31/24
10.33 0.26 0.02 0.28 (0.26) — (0.26) 10.35
5/31/23
10.71 0.23 (0.40) (0.17) (0.21) — (0.21) 10.33
5/31/22
11.68 0.17 (0.97) (0.80) (0.17) — (0.17) 10.71
Class
I
5/31/26
10.11 0.38 0.34 0.72 (0.39) — (0.39) 10.44
5/31/25
10.37 0.38 (0.26) 0.12 (0.38) — (0.38) 10.11
5/31/24
10.36 0.37 0.01 0.38 (0.37) — (0.37) 10.37
5/31/23
10.74 0.33 (0.39) (0.06) (0.32) — (0.32) 10.36
5/31/22
11.71 0.29 (0.97) (0.68) (0.29) — (0.29) 10.74
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Expenses
Including
Interest
(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate
6 .90% $ 255,624 0 .77% 0 .76% 3 .51% 7%
0 .89 253,193 0 .77 0 .76 3 .41 14
3 .60 269,956 0 .80 0 .78 3 .33 20
( 0 .75 ) 287,433 0 .77 0 .77 3 .03 25
( 6 .21 ) 340,019 0 .75 0 .75 2 .32 25
6 .06 3,957 1 .57 1 .56 2 .71 7
0 .04 5,176 1 .57 1 .56 2 .60 14
2 .76 7,416 1 .60 1 .58 2 .52 20
( 1 .54 ) 12,617 1 .57 1 .57 2 .22 25
( 6 .94 ) 18,127 1 .55 1 .55 1 .52 25
7 .21 244,921 0 .57 0 .56 3 .71 7
1 .08 230,659 0 .57 0 .56 3 .61 14
3 .69 230,840 0 .60 0 .58 3 .53 20
( 0 .54 ) 232,119 0 .57 0 .57 3 .22 25
( 5 .94 ) 306,700 0 .55 0 .55 2 .52 25

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Ohio
Class
A
5/31/26
$ 10.45 $ 0.37 $ 0.28 $ 0.65 $ (0.37) $ — $ (0.37) $ 10.73
5/31/25
10.90 0.32 (0.46) (0.14) (0.31) — (0.31) 10.45
5/31/24
10.81 0.28 0.09 0.37 (0.28) — (0.28) 10.90
5/31/23
11.10 0.26 (0.30) (0.04) (0.25) — (0.25) 10.81
5/31/22
11.96 0.24 (0.87) (0.63) (0.22) (0.01) (0.23) 11.10
Class
C
5/31/26
10.38 0.28 0.29 0.57 (0.28) — (0.28) 10.67
5/31/25
10.83 0.23 (0.45) (0.22) (0.23) — (0.23) 10.38
5/31/24
10.74 0.20 0.09 0.29 (0.20) — (0.20) 10.83
5/31/23
11.03 0.17 (0.30) (0.13) (0.16) — (0.16) 10.74
5/31/22
11.90 0.14 (0.87) (0.73) (0.13) (0.01) (0.14) 11.03
Class
I
5/31/26
10.41 0.39 0.28 0.67 (0.39) — (0.39) 10.69
5/31/25
10.86 0.34 (0.46) (0.12) (0.33) — (0.33) 10.41
5/31/24
10.77 0.30 0.10 0.40 (0.31) — (0.31) 10.86
5/31/23
11.05 0.28 (0.29) (0.01) (0.27) — (0.27) 10.77
5/31/22
11.92 0.26 (0.87) (0.61) (0.25) (0.01) (0.26) 11.05
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
6 .28% $ 204,428 0 .79% 0 .78% 0 .76% 0 .75% 3 .46% 19%
( 1 .33 ) 217,513 0 .79 0 .77 0 .79 0 .77 2 .93 14
3 .52 257,439 0 .79 0 .78 0 .79 0 .78 2 .63 14
( 0 .35 ) 278,833 0 .77 0 .77 0 .77 0 .77 2 .38 29
( 5 .36 ) 309,710 0 .76 0 .76 0 .76 0 .76 2 .00 19
5 .53 3,654 1 .59 1 .58 1 .56 1 .55 2 .66 19
( 2 .12 ) 4,835 1 .59 1 .57 1 .59 1 .57 2 .11 14
2 .72 8,101 1 .59 1 .58 1 .59 1 .58 1 .82 14
( 1 .17 ) 11,186 1 .57 1 .57 1 .57 1 .57 1 .58 29
( 6 .24 ) 14,599 1 .56 1 .56 1 .56 1 .56 1 .20 19
6 .50 218,892 0 .59 0 .58 0 .56 0 .55 3 .66 19
( 1 .13 ) 248,716 0 .59 0 .57 0 .59 0 .57 3 .13 14
3 .73 297,539 0 .59 0 .58 0 .59 0 .58 2 .82 14
( 0 .07 ) 312,556 0 .57 0 .57 0 .57 0 .57 2 .58 29
( 5 .27 ) 343,499 0 .56 0 .56 0 .56 0 .56 2 .20 19

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Net Realized
Gains Total
Net Asset
Value,
End of
Period
Wisconsin
Class
A
5/31/26
$ 9.45 $ 0.36 $ 0.38 $ 0.74 $ (0.36) $ — $ (0.36) $ 9.83
5/31/25
9.93 0.33 (0.47) (0.14) (0.34) — (0.34) 9.45
5/31/24
9.68 0.30 0.26 0.56 (0.31) — (0.31) 9.93
5/31/23
10.24 0.31 (0.54) (0.23) (0.33) — (0.33) 9.68
5/31/22
11.07 0.32 (0.83) (0.51) (0.32) — (0.32) 10.24
Class
C
5/31/26
9.45 0.28 0.39 0.67 (0.29) — (0.29) 9.83
5/31/25
9.93 0.25 (0.47) (0.22) (0.26) — (0.26) 9.45
5/31/24
9.68 0.22 0.27 0.49 (0.24) — (0.24) 9.93
5/31/23
10.24 0.23 (0.54) (0.31) (0.25) — (0.25) 9.68
5/31/22
11.07 0.23 (0.82) (0.59) (0.24) — (0.24) 10.24
Class
I
5/31/26
9.46 0.38 0.38 0.76 (0.38) — (0.38) 9.84
5/31/25
9.94 0.35 (0.47) (0.12) (0.36) — (0.36) 9.46
5/31/24
9.69 0.32 0.26 0.58 (0.33) — (0.33) 9.94
5/31/23
10.25 0.33 (0.54) (0.21) (0.35) — (0.35) 9.69
5/31/22
11.09 0.34 (0.83) (0.49) (0.35) — (0.35) 10.25
(a)
Based on average shares outstanding.
(b)
Total returns are at NAV and do not include any sales charge. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Notes to
Financial Statements and the interest expense and fees paid on borrowings, as described in Notes to Financial Statements.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable. See Notes to Financial Statements for more information.

See Notes to Financial Statements

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return
(b)
Net
Assets,
End of
Period (000)
Gross
Expenses
Including
Interest
(c)
Gross
Expenses
Excluding
Interest
Net
Expenses
Including
Interest
(c),(d)
Net
Expenses
Excluding
Interest
(d)
NII
(Loss)
(d)
Portfolio
Turnover
Rate
7 .98% $ 66,535 1 .19% 0 .89% 1 .10% 0 .80% 3 .70% 8%
( 1 .48 ) 44,365 1 .50 0 .95 1 .35 0 .80 3 .35 10
5 .97 50,878 1 .39 0 .90 1 .38 0 .89 3 .12 13
( 2 .27 ) 53,676 1 .10 0 .86 1 .10 0 .86 3 .14 3
( 4 .71 ) 70,472 0 .89 0 .84 0 .89 0 .84 2 .89 6
7 .12 874 1 .99 1 .69 1 .90 1 .60 2 .89 8
( 2 .30 ) 1,928 2 .30 1 .75 2 .15 1 .60 2 .53 10
5 .13 2,987 2 .19 1 .70 2 .18 1 .69 2 .31 13
( 3 .04 ) 4,920 1 .90 1 .66 1 .90 1 .66 2 .34 3
( 5 .48 ) 6,905 1 .69 1 .64 1 .69 1 .64 2 .09 6
8 .17 35,512 0 .99 0 .69 0 .90 0 .60 3 .90 8
( 1 .30 ) 15,730 1 .30 0 .75 1 .15 0 .60 3 .54 10
6 .16 18,952 1 .19 0 .70 1 .18 0 .69 3 .31 13
( 2 .05 ) 28,346 0 .90 0 .66 0 .90 0 .66 3 .33 3
( 4 .58 ) 46,690 0 .69 0 .64 0 .69 0 .64 3 .09 6

Notes to Financial Statements

1. General Information
Trust and Fund Information:
The Nuveen Multistate Trust IV (the “Trust”) is an open-end management investment company registered under the
Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”),
Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond
Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
: The end of the reporting period for the Funds is May 31, 2026, and the period covered by these Notes to Financial
Statements is the fiscal year ended May 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-
advisory agreements with Nuveen Asset Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges:
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1%
if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions.
The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current fiscal period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Fund
Gross
Custodian Fee
Credits
Kansas
$ —
Kentucky
—
Michigan
—
Missouri
—
Ohio
—
Wisconsin
—

Notes to Financial Statements
(continued)
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
: Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income. Interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations:
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the current fiscal period, if any, are further described later in these Notes to
Financial Statements.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. During the current fiscal period, the Funds adopted the new guidance. See Note 7 for more income tax information.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
The carrying value of the Funds’ “Receivable for sale of Vistra Vision interest” approximates fair value. The “Receivable for sale of Vistra Vision interest” is classified as Level 2 and further described in these Notes to Financial Statements.
The fair values of liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level
2 and are further described later in these Notes to Financial Statements.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments, and the fair value of certain other assets and liabilities, when applicable, as of the end of the current fiscal period, based on the inputs used to value them:
Kansas
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 189,889,252 $ – $ 189,889,252
$ – $ 189,889,252 $ – $ 189,889,252
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 1,579,830 $ – $ 1,579,830
$ – $ 1,579,830 $ – $ 1,579,830
Kentucky
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 238,764,548 $ – $ 238,764,548
Short-Term Investments:
Municipal Bonds – 3,620,000 – 3,620,000
$ – $ 242,384,548 $ – $ 242,384,548
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 24,855,000 $ – $ 24,855,000
$ – $ 24,855,000 $ – $ 24,855,000
Michigan
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 198,724,209 $ – $ 198,724,209
Short-Term Investments:
Municipal Bonds – 9,600,000 – 9,600,000
$ – $ 208,324,209 $ – $ 208,324,209

Notes to Financial Statements
(continued)
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the current fiscal period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
Missouri
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 499,295,152 $ – $ 499,295,152
$ – $ 499,295,152 $ – $ 499,295,152
Ohio
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 419,061,940 $ – $ 419,061,940
$ – $ 419,061,940 $ – $ 419,061,940
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 6,173,713 $ – $ 6,173,713
$ – $ 6,173,713 $ – $ 6,173,713
Wisconsin
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 1,889,250 $ – $ – $ 1,889,250
Municipal Bonds – 103,398,208 – 103,398,208
$ 1,889,250 $ 103,398,208 $ – $ 105,287,458
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 8,020,000 $ – $ 8,020,000
$ – $ 8,020,000 $ – $ 8,020,000

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the current fiscal period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the current fiscal period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows (sometimes referred to as "shortfall payments"). Under these agreements, a Fund’s potential exposure to losses
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
24,855,000 — 24,855,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
Interest Rate
as of
End of Period
Kansas
$ — — % — %
Kentucky
24,855,000 3.04 1.57
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 3.03 1.57

Notes to Financial Statements
(continued)
related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on
Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the current fiscal period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse
Floaters and externally-deposited Inverse Floaters was as follows:
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
Sale of Vistra Vision interests:
On September 18, 2024, Vistra Corp. (“Vistra”) and Nuveen agreed to terms for the sale of the Vistra Vision interest.
In exchange for its interest in Vistra Vision, Kansas and Ohio will receive proceeds from the sale over a series of payments from Vistra through
December 31, 2026. The resulting receivables have been discounted using an effective interest rate of 6.18%. The receivable, net of discount, and related transaction costs are recognized as “Receivable for sale of Vistra Vision interest” and “Payable for Vistra Vision sale transactions costs,”
respectively, on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
Kansas
$ — $ — $ —
Kentucky
24,855,000 — 24,855,000
Michigan
— — —
Missouri
— — —
Ohio
— — —
Wisconsin
8,020,000 — 8,020,000
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government Sales
and Maturities
Kansas
$ 31,674,680 $ 28,012,661
Kentucky
31,456,515 34,294,797
Michigan
40,368,674 35,860,974
Missouri
45,557,278 35,735,004
Ohio
84,125,005 127,985,772
Wisconsin
40,448,240 7,145,000

instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
5/31/26
Year Ended
5/31/25
Kansas Shares Value Shares Value
Subscriptions:
Class A 1,173,253 $11,769,417 1,188,563 $11,917,172
Class A - automatic conversion of Class C 2,936 29,073 24,498 243,306
Class C 8,403 84,081 3,539 35,283
Class I 2,778,298 27,925,291 1,894,780 18,994,006
Total subscriptions 3,962,890 39,807,862 3,111,380 31,189,767
Reinvestments of distributions:
Class A 267,088 2,670,063 257,127 2,564,376
Class C 5,186 51,661 6,195 61,674
Class I 232,475 2,330,752 202,050 2,019,983
Total reinvestments of distributions 504,749 5,052,476 465,372 4,646,033
Redemptions:
Class A (2,571,474) (25,631,279) (2,275,619) (22,691,340)
Class C (88,558) (878,135) (127,931) (1,279,916)
Class C - automatic conversion to Class A (2,945) (29,073) (24,560) (243,306)
Class I (1,864,877) (18,594,015) (2,487,512) (24,880,925)
Total redemptions (4,527,854) (45,132,502) (4,915,622) (49,095,487)
Net increase (decrease) (60,215) $(272,164) (1,338,870) $(13,259,687)
Year Ended
5/31/26
Year Ended
5/31/25
Kentucky Shares Value Shares Value
Subscriptions:
Class A 1,138,762 $11,180,529 890,097 $8,802,221
Class A - automatic conversion of Class C 32 320 189 1,867
Class C 142 1,398 27,904 268,352
Class I 1,934,126 18,858,234 1,792,126 17,721,713
Total subscriptions 3,073,062 30,040,481 2,710,316 26,794,153
Reinvestments of distributions:
Class A 448,375 4,391,513 437,956 4,320,655
Class C 2,881 28,110 4,942 48,792
Class I 193,199 1,890,318 173,671 1,710,400
Total reinvestments of distributions 644,455 6,309,941 616,569 6,079,847
Redemptions:
Class A (2,687,665) (26,135,428) (3,238,214) (31,942,265)
Class C (81,860) (792,894) (177,055) (1,735,449)
Class C - automatic conversion to Class A (32) (320) (190) (1,867)
Class I (1,169,522) (11,366,692) (1,838,061) (17,897,522)
Total redemptions (3,939,079) (38,295,334) (5,253,520) (51,577,103)
Net increase (decrease) (221,562) $(1,944,912) (1,926,635) $(18,703,103)

Notes to Financial Statements
(continued)
Year Ended
5/31/26
Year Ended
5/31/25
Michigan Shares Value Shares Value
Subscriptions:
Class A 991,575 $10,324,494 1,334,026 $14,046,453
Class A - automatic conversion of Class C — — 71 753
Class C 57,657 600,869 70,489 748,056
Class I 5,450,926 56,554,941 4,759,607 50,134,023
Total subscriptions 6,500,158 67,480,304 6,164,193 64,929,285
Reinvestments of distributions:
Class A 195,293 2,034,239 192,903 2,035,025
Class C 6,863 71,308 7,699 81,125
Class I 293,975 3,057,313 343,543 3,623,168
Total reinvestments of distributions 496,131 5,162,860 544,145 5,739,318
Redemptions:
Class A (1,683,386) (17,431,549) (1,968,572) (20,803,069)
Class C (85,894) (890,432) (235,124) (2,486,813)
Class C - automatic conversion to Class A — — (71) (753)
Class I (3,251,378) (33,626,738) (6,930,071) (72,808,670)
Total redemptions (5,020,658) (51,948,719) (9,133,838) (96,099,305)
Net increase (decrease) 1,975,631 $20,694,445 (2,425,500) $(25,430,702)
Year Ended
5/31/26
Year Ended
5/31/25
Missouri Shares Value Shares Value
Subscriptions:
Class A 4,129,709 $42,747,434 3,168,179 $33,072,242
Class A - automatic conversion of Class C 1,740 17,992 292 3,072
Class C 59,915 619,717 61,598 641,596
Class I 7,161,038 73,781,709 6,751,682 70,445,247
Total subscriptions 11,352,402 117,166,852 9,981,751 104,162,157
Reinvestments of distributions:
Class A 825,183 8,542,122 816,952 8,548,940
Class C 11,662 120,231 15,032 156,863
Class I 571,932 5,913,944 533,200 5,572,769
Total reinvestments of distributions 1,408,777 14,576,297 1,365,184 14,278,572
Redemptions:
Class A (5,496,641) (56,866,317) (4,970,390) (52,027,801)
Class C (202,798) (2,088,543) (280,001) (2,912,740)
Class C - automatic conversion to Class A (1,746) (17,992) (293) (3,072)
Class I (7,073,057) (73,046,579) (6,729,329) (70,044,504)
Total redemptions (12,774,242) (132,019,431) (11,980,013) (124,988,117)
Net increase (decrease) (13,063) $(276,282) (633,078) $(6,547,388)

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to net operating losses, paydowns, and taxable market discount. Temporary and permanent differences have no impact on a Fund's net assets.
Year Ended
5/31/26
Year Ended
5/31/25
Ohio Shares Value Shares Value
Subscriptions:
Class A 1,823,190 $19,398,782 1,683,766 $18,201,076
Class A - automatic conversion of Class C 16,972 179,002 18,204 195,633
Class C 54,019 574,781 54,292 581,785
Class I 4,232,874 44,706,036 5,778,703 62,357,978
Total subscriptions 6,127,055 64,858,601 7,534,965 81,336,472
Reinvestments of distributions:
Class A 583,069 6,212,992 552,439 5,977,673
Class C 9,195 97,350 11,366 122,406
Class I 612,767 6,502,288 632,937 6,824,438
Total reinvestments of distributions 1,205,031 12,812,630 1,196,742 12,924,517
Redemptions:
Class A (4,190,735) (44,517,053) (5,057,981) (54,666,375)
Class C (169,243) (1,783,134) (329,455) (3,558,461)
Class C - automatic conversion to Class A (17,075) (179,002) (18,312) (195,633)
Class I (8,266,270) (87,267,515) (9,917,005) (106,188,002)
Total redemptions (12,643,323) (133,746,704) (15,322,753) (164,608,471)
Net increase (decrease) (5,311,237) $(56,075,473) (6,591,046) $(70,347,482)
Year Ended
5/31/26
Year Ended
5/31/25
Wisconsin Shares Value Shares Value
Subscriptions:
Class A 2,917,120 $28,397,237 96,822 $935,031
Class A - automatic conversion of Class C — — 7,911 78,743
Class C 9,619 92,730 1 6
Class I 2,682,735 26,091,434 170,915 1,645,779
Total subscriptions 5,609,474 54,581,401 275,649 2,659,559
Reinvestments of distributions:
Class A 206,558 2,012,295 164,645 1,623,825
Class C 3,406 33,064 6,430 63,498
Class I 95,030 928,486 58,300 575,911
Total reinvestments of distributions 304,994 2,973,845 229,375 2,263,234
Redemptions:
Class A (1,052,217) (10,244,907) (696,449) (6,885,774)
Class C (128,168) (1,231,306) (95,324) (948,000)
Class C - automatic conversion to Class A — — (7,911) (78,743)
Class I (833,493) (8,151,281) (472,596) (4,665,749)
Total redemptions (2,013,878) (19,627,494) (1,272,280) (12,578,266)
Net increase (decrease) 3,900,590 $37,927,752 (767,256) $(7,655,473)

Notes to Financial Statements
(continued)
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees
: Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Kansas
$ 194,991,712 $ 2,384,073 $ (7,486,533) $ (5,102,460)
Kentucky
220,259,378 2,284,002 (5,013,832) (2,729,830)
Michigan
208,091,634 2,906,264 (2,673,689) 232,575
Missouri
503,100,237 5,912,040 (9,717,125) (3,805,085)
Ohio
423,857,412 4,890,340 (9,685,812) (4,795,472)
Wisconsin
100,155,751 1,023,093 (3,911,386) (2,888,293)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Kansas
$ 1,091,767 $ 35,500 $ — $ (5,102,460) $ (12,455,875) $ — $ (525,928) $ (16,956,996)
Kentucky
830,873 9,954 — (2,729,830) (25,033,677) — (610,727) (27,533,407)
Michigan
598,944 — — 232,575 (29,520,958) — (591,837) (29,281,276)
Missouri
1,603,330 72,358 — (3,805,085) (39,386,285) — (1,535,360) (43,051,042)
Ohio
2,491,299 194,191 — (4,795,472) (24,981,384) — (1,306,868) (28,398,234)
Wisconsin
529,483 — — (2,888,293) (8,254,768) — (318,262) (10,931,840)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2026 through May 31, 2026 and paid on June 1, 2026.
5/31/26 5/31/25
Fund
Tax-Exempt
Income
1
Ordinary
Income
Long-Term
Capital Gains
Tax-Exempt
Income
Ordinary
Income
Long-Term
Capital Gains
Kansas
$ 5,636,912 $ 168,994 $ — $ 5,040,566 $ 309,726 $ —
Kentucky
7,038,173 — — 6,682,558 — —
Michigan
6,665,813 — — 6,792,733 — —
Missouri
18,306,074 669 — 17,828,270 293 —
Ohio
15,021,123 712,978 — 14,964,824 1,004,937 —
Wisconsin
3,107,329 — — 2,075,193 267,286 —
1
Each Fund designates these amounts paid during the period as Exempt Interest Dividends.
Fund Short-Term Long-Term Total
Kansas $ 6,188,516 $ 6,267,359 $ 12,455,875
Kentucky 6,381,345 18,652,332 25,033,677
Michigan 4,671,991 24,848,967 29,520,958
Missouri 13,176,336 26,209,949 39,386,285
Ohio 16,201,153 8,780,231 24,981,384
Wisconsin 4,604,468 3,650,300 8,254,768

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
Annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
*  The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual
Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible
Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate,
Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.
As of the end of the current fiscal period, the fund-level fee and complex-level fee for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. The expense limitations in effect thereafter may be terminated or modified prior to the date only with the approval of the Board.
N/A - Not Applicable.
Average Daily Net Assets Kansas Kentucky Michigan Missouri Ohio Wisconsin
For the first $125 million 0.3500% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3375 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3250 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3125 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3000 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion 0.2750 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $5 billion 0.2500 0.2500 0.2500 0.2500 0.2500 0.2500
For net assets over $10 billion 0.2375 0.2375 0.2375 0.2375 0.2375 0.2375
Complex-Level Asset Breakpoint Level* Complex-Level Fee
For the first $124.3 billion 0.1600%
For the next $75.7 billion 0.1350
For the next $200 billion 0.1325
For eligible assets over $400 billion 0.1300
Fund
Fund-Level Fee Complex-Level Fee Total Management Fee
Kansas
0.3400% 0.1545% 0.4945%
Kentucky
0.3400 0.1545 0.4945
Michigan
0.3400 0.1545 0.4945
Missouri
0.3300 0.1545 0.4845
Ohio
0.3400 0.1545 0.4945
Wisconsin
0.3500 0.1545 0.5045
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Ohio 0.56% July 31, 2028 0.75%
Wisconsin 0.65% July 31, 2028 N/A

Notes to Financial Statements
(continued)
The Adviser has voluntarily agreed to waive its investment management fees for a Fund, and/or reimburse other expenses of the Fund, in an amount equal to the management fee of the Nuveen exchange-traded funds (the “Nuveen ETFs”) paid by the Fund on its investment in the Nuveen ETFs in order for the Fund’s net expenses to not increase due to the impact of the Nuveen ETFs’ management fees. The Adviser will adjust each Fund’s other expense reimbursement arrangements, as necessary, to record the impact of this waiver and/or reimbursement. Such voluntary commitment will be in force for as long the Fund invests in the Nuveen ETFs and may only be amended with approval of the Board. See Affiliated Investments in these
Notes to Financial Statements for more information on the Nuveen ETFs held by the Funds during the current fiscal period.
Distribution and Service Fees:
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a
0.20% annual 12b-1 service fee. Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates:
The Funds are permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser or by an affiliate of the Adviser (each an, “Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board
("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
Fund
Purchases Sales
Realized
Gain (Loss)
Kansas
$ — $ — $ —
Kentucky
— 955,180 (72,820)
Michigan
— — —
Missouri
7,277,674 — —
Ohio
— — —
Wisconsin
— — —
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Kansas
$ 86,437 $ 82,195
Kentucky
109,373 104,362
Michigan
90,959 86,525
Missouri
391,858 368,951
Ohio
99,995 95,874
Wisconsin
243,268 237,348
Fund
Commission
Advances
(Unaudited)
Kansas
$ 55,096
Kentucky
70,177
Michigan
62,224
Missouri
227,611
Ohio
75,434
Wisconsin
198,604

The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Affiliated Investments:
 Investments in other investment companies advised by the Adviser are deemed to be “affiliated investments”. A complete schedule of the portfolio holdings for each of the affiliated investments is filed with the SEC for the first and third quarters of each fiscal year on Form
N-PORT and is available on the SEC’s website at www.sec.gov. A copy of the annual report, semi-annual report and financial statements is available for each of the affiliated investments at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, or upon request by calling (800) 257-
8787. Information regarding transactions with affiliated investments is as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the current fiscal period, the Funds did not have any unfunded commitments other than those disclosed in the Notes to Financial Statements, when applicable.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the current fiscal period, the Funds are not subject to any material legal proceedings.
10. Borrowing Arrangements
Line of Credit:
The Funds, along with certain funds managed by the Adviser or by an affiliate of the Adviser (“Participating Funds”), have established a 364-day, $2.7 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The credit facility expires in June 2026, unless extended or renewed.
Fund
12b-1 Fees
Retained
(Unaudited)
Kansas
$ 596
Kentucky
1,974
Michigan
4,922
Missouri
4,545
Ohio
4,836
Wisconsin
800
Fund
CDSC
Retained
(Unaudited)
Kansas
$ 2,797
Kentucky
119
Michigan
3,503
Missouri
5,823
Ohio
6,757
Wisconsin
3,500
Issue
Value at
5/31/25
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Shares at
5/31/26
Value at
5/31/26
Dividend
Income
Wisconsin
Exchange-Traded Funds
Nuveen Municipal Income ETF $– $1,872,750 $– $– $16,500 75,000 $1,889,250 $5,265
Total $– $1,872,750 $– $– $16,500 75,000 $1,889,250 $5,265

Notes to Financial Statements
(continued)
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed. Interest expense incurred by the Participating Funds, when applicable, is recognized as a component of “Interest expense” on the
Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each
Participating Fund.
During the current period, the following Funds utilized this facility. The Funds' maximum outstanding balance during the utilization period was as follows:
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
11. Subsequent Events
Line of Credit:
During June 2026, the Participating Funds renewed the standby credit facility through June 2027 and reduced the drawn interest rate to the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.10% per annum or (b) the Fed Funds Effective Rate plus 1.10% per annum on amounts borrowed from the higher of (a) OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20%
per annum on amounts borrowed. All other terms remain unchanged.
Fund
Maximum
Outstanding
Balance
Kansas
$ 1,100,000
Kentucky
2,914,198
Michigan
—
Missouri
12,500,000
Ohio
3,255,832
Wisconsin
—
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Kansas
4 $ 694,823 5.35%
Kentucky
5 1,856,796 5.07
Michigan
— — —
Missouri
23 3,438,514 5.17
Ohio
6 1,512,312 5.15
Wisconsin
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Kansas
$ —
Kentucky
—
Michigan
—
Missouri
—
Ohio
—
Wisconsin
—

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen Kansas Municipal Bond Fund

Nuveen Kentucky Municipal Bond Fund

Nuveen Michigan Municipal Bond Fund

Nuveen Missouri Municipal Bond Fund

Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

(collectively, the “Funds”)

I. The Approval Process

At an in-person meeting held on April 28 and 29, 2026 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nuveen Multistate Trust IV approved, for each applicable series thereof, the renewal of the investment management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”). Similarly, for each applicable series, the Board approved the renewal of the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”). The Nuveen fund complex consists of the group of funds advised by NFAL (the “NFAL Funds”), including the Funds, and the group of funds advised by Teachers Advisors, LLC (“TAL,” and such funds, the “TC Funds”; the NFAL Funds and the TC Funds are collectively referred to as the “Nuveen funds” or the “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of NFAL.

The Board Members are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, the Board is comprised of all disinterested Board Members. References to the Board and the Board Members are interchangeable. Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Investment Management Agreement and Sub-Advisory Agreement with respect to each Fund covered by this report.

In accordance with applicable law, following up to an initial two-year period, the Board considers the approval of the continuance of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund Adviser.”

In considering the continuance of each Advisory Agreement, the Board considered information received by it throughout the year as well as materials prepared specifically at the Board’s request for the Board’s evaluation of the Advisory Agreements at the Meeting. The Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board and its committees meet regularly throughout the year, including in executive sessions, providing the Board Members with the opportunity to assess the quality and scope of the various services provided by a Fund Adviser during the year through the written materials, oral presentations and discussions with senior management. The information provided to the Board and/or its committees at these meetings covered a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements, including, but not limited to: (a) the investment performance of the Nuveen funds over various periods and the reasons for any outperformance or underperformance relative to peers and/or benchmarks or other performance metrics (as applicable); (b) strategic priorities for the business of the Adviser, including significant developments impacting a Fund Adviser; (c) product initiatives for various funds; (d) compliance, regulatory and risk management reports, including any initiatives in seeking to strengthen compliance capabilities and controls and to meet regulatory requirements, compliance policies and procedures; (e) other payments to intermediaries, including Rule 12b-1 fees (as applicable); (f) reports on the valuation of securities; (g) periodic investment team presentations; (h) evaluations on fund expenses; (i) trading practices and execution quality of portfolio transactions; and (j) management of distributions.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. The materials provided in conjunction with the Meeting included, among other things, (a) a description of the nature, extent and quality of services provided by the Fund Advisers; (b) a review of the Sub-Adviser and/or investment team (as applicable); (c) fund performance over various periods with a focus on funds considered to have met certain challenged performance measurements; (d) the fees and expense ratios of the funds with a focus on funds considered to have certain expense characteristics; (e) a list of management fees and sub-advisory fee schedules; (f) an analysis of advisory fees compared to fees assessed to other types of clients; (g) a review of temporary and/or permanent expense caps and fee waivers (as applicable); (h) a description of portfolio manager compensation; (i) certain profitability and/or financial data; (j) a summary of the investments made in 2025 by the Adviser and/ or its affiliates in technology enhancements; and (k) a description of indirect benefits received by the Fund Advisers as a result of their relationships with the funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each Fund to those of a peer universe and also to a peer group of funds, as well as a description of Broadridge’s methodology in compiling the expense universe and expense group, as applicable.

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members. The Board Members

1

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the Board and its committees in overseeing the applicable Nuveen funds and working with the respective Fund Advisers in their review of the Advisory Agreements.

As part of their review, the Board Members and independent legal counsel met in executive session on April 17, 2026 (the “April Executive Session”) to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information and received the responses to these follow-up questions and requests. In addition to the April Executive Session, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the materials, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members had the benefit of independent legal counsel during the annual review process as well as throughout the year and met with independent legal counsel at various executive sessions without the presence of any Fund Adviser management. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the Funds for an additional one-year period until May 1, 2027. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

In addition, as noted above, after an initial period of up to two years, the 1940 Act requires the Board to review advisory agreements on an annual basis. In connection with the annual review, management and the Board proposed to reset the annual review schedule for the Advisory Agreements to permit the agreements to continue for a one-year period until August 1st following the renewal as opposed to the current May 1st deadline. To implement the new review schedule, at its in-person meeting held on May 27-28, 2026 (the “May Meeting”), the Board approved the continuance of the Advisory Agreements through July 31, 2027. A discussion of the Board’s approval at the May Meeting of the continuance of the Advisory Agreements is set forth in Section II below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements at the Meeting, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services necessary to manage and operate the Funds. The Board considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. In its review of the services provided by the Adviser and its affiliates, the Board considered a description of the staffing levels of the investment and non-investment personnel; the experience and qualifications of key personnel; succession planning and staffing in seeking to help ensure the continuation of services and avoid business disruptions as a result of retirements or departures; business continuity functions which seek to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions; ongoing investments in the infrastructure and technology in enhancing the services provided to the applicable Nuveen funds; certain financial data of the Adviser and/or TIAA in assessing the financial stability and condition of the Adviser to continue to provide a high level of quality services to the applicable Nuveen funds; and portfolio manager compensation structure in seeking to attract and retain high quality talent.

In its evaluation, the Board considered that the Adviser is responsible for providing investment advisory services and does so indirectly through a sub-adviser. In this regard, the Funds utilize the Sub-Adviser and its investment teams to manage the portfolios of the Funds subject to the supervision of the Adviser. In evaluating the investment advisory services, the Board and/or its investment committee considered the Adviser’s role, among other things, in monitoring and reporting to the Board on fund performance, market conditions and investment team matters; setting and evaluating investment strategies, including changes to mandates, policies and benchmarks; monitoring and overseeing the performance and investment capabilities of the Sub-Adviser and/or investment teams and recommending changes thereto as appropriate; monitoring compliance with portfolio guidelines; monitoring and analyzing the trade execution of the funds’ portfolios; and managing valuation matters.

The Board considered the division of responsibilities between the Adviser and the Sub-Adviser and considered that the Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of the Sub-Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

2

In addition to the portfolio management services provided to the Funds, the Board considered the comprehensive package of non-management services the Adviser and its various teams and affiliates provide to manage and operate the applicable Nuveen funds, including compliance, regulatory, administrative and other services which have expanded over the years as a result of market, regulatory and other developments. Such services include, but are not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; regulatory and regulatory advocacy services, including monitoring regulatory developments that may impact the fund(s), responding to regulatory inquiries and examinations and fulfilling regulatory filing requirements; Board and committee support services, including organizing meetings and coordinating site visits and presentations with affiliated and/or external investment teams and providing reports on a wide range of topics relating to the operations and management of the funds, including strategic initiatives and priorities, fund performance, trade execution, securities lending (as applicable), compliance matters, valuation matters, liquidity and derivatives risk management; oversight services, including establishing and coordinating the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); and legal support services.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

The Board, directly or through its Investment Committee, which is comprised of all Board Members, provides oversight of the investment performance process. In evaluating the quality of the services provided by the Fund Advisers, the Board and/or its Investment Committee monitors Fund performance on an ongoing basis, which includes quarterly performance reporting at each of its quarterly meetings with an annual performance review at its February 10-12, 2026 meeting (the “February Meeting”). At the February Meeting, the Board and/or its Investment Committee considered, among other things, Fund performance over the quarter, one-, three- and five-year periods ended December 31, 2025 on an absolute basis and as compared to the performance of comparable funds (the “Performance Peer Group”) and to a benchmark for the prescribed periods. For Funds with multiple share classes, the performance data was based on Class I shares; however, the performance of other share classes was expected to be substantially similar as they invest in the same portfolio of securities, and differences in performance among the classes of a fund generally may be principally attributed to the variations in the expense structures of the share classes. Prior to the Meeting, the Board also received updated Fund performance over various periods ended March 31, 2026. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile being the most desirable quartile ranking and the 4th quartile being the least desirable. The Board considered, in particular, the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts.

In evaluating performance, the Board considered some of the limitations of the performance data including, in particular, that differences between a Nuveen fund and its Performance Peer Group and its benchmark (such as with respect to the investment objectives and strategies) may lead to significantly different results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of a Performance Peer Group to the respective fund as low, medium or high. In addition, the Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. The Board also considered that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance of the periods reviewed by the Board.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. From year to year, the Board may place different emphasis on particular performance information given changing circumstances in market and economic conditions. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In evaluating performance, the Board focused particular attention on funds with less favorable performance records over various time periods in its discussions with management. Depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified as experiencing performance issues, the Board seeks to discuss with the Adviser the reasons for the underperformance and any recommendations to improve performance and to monitor such funds more closely until performance improves.

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above are set forth below in Section I.F.

With respect to each Fund, on the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules and the expense reimbursements and/or fee waivers agreed to by the Adviser for the respective Fund (if any). In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex-wide assets grow.

The Board also considered comparative fee and expense information prepared by Broadridge, an independent third-party provider of fund data. More specifically, the Board Members generally considered, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”) and a more focused group of comparable peers (the “Expense Group”). With respect to the Broadridge comparative expense data, Broadridge applied Class I shares of the Funds. In its review of such comparative fee and expense data, the Board considered, among other things, a Fund’s quartile rankings of its contractual management fee rate, actual management fee rate and net total expense ratio within its Expense Universe and Expense Group (as applicable) with the first quartile representing the most desirable quartile ranking and the fourth quartile representing the least desirable ranking. The Board considered, in particular, each fund with a net total expense ratio that met certain expense screening criteria adopted by the Board when compared to its Expense Universe and Expense Group (if any) and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio.

In evaluating the fees and expenses of the Nuveen funds and comparative rankings, the Board considered some of the limitations which may reduce some of the value of the comparative data. In particular, although the Board considered the methodology employed by Broadridge to establish its Expense Universe and Expense Group (as applicable), the Board also considered that Broadridge had modified its methodology for open-end funds in 2025 resulting in significant changes to the composition of the Expense Universe and Expense Group (as applicable) and the comparative rankings of the funds from previous periods making comparisons of rankings from prior periods more difficult. In addition, the Board considered that the fee and expense information in the Broadridge report for each fund reflected information for a specific period and that historic asset levels and expenses may differ from current levels, particularly in a period of market volatility.

The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these differences into account in considering the comparative peer data.

The Board further considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.

Additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above is set forth in Section I.F below. Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

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2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also requested and received information concerning the advisory fees and services provided to other clients of the Adviser, affiliated sub-advisers and/or advisory affiliates which may include, among others: separately managed accounts (“SMAs”), foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts (as applicable). The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the open-end funds compared to the management fee of the applicable fund. The Board considered, among other things, that differences in the breadth of services provided to the funds compared to other types of clients (including the differences in the level of advisory services required of passively managed funds compared to actively managed funds); the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the differences in regulatory, disclosure and governance requirements applicable to funds and the infrastructure and activities necessary to support such requirements; the establishment and maintenance of servicing relationships with various service providers for the funds; the differences in investment policies and strategies, investor profiles and account sizes; and other factors all may contribute to the variations in relative fee rates. Further, the Board considered the differences in risks the Adviser incurs, including entrepreneurial, legal and regulatory risks when sponsoring and managing funds compared to serving as adviser to other types of clients or sub-adviser to other funds.

With respect to the Sub-Adviser, the Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates.

The Board concluded that the varying levels of fees were reasonable given the foregoing.

3.	Profitability of Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the affiliated sub-advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser (as well as the Adviser and TAL on a combined basis) attributable to servicing all applicable funds for 2025 and 2024; (c) certain profitability data of both the Adviser and TAL on a combined basis derived from the type of fund in the aggregate (i.e., from the closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2025 and 2024; and (d) certain profitability data of both the Adviser and TAL on a combined basis provided by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered estimated profitability data at the per fund level for the Adviser.

In reviewing the profitability data, the Board Members recognized the subjective nature and difficulty in calculating profitability, particularly on a per fund level. The Board considered that the information is not audited and is based on cost allocation methodologies seeking to allocate various expenses throughout the complex and among the various advisory products. The Board Members considered the allocation methodology used to prepare the profitability data but considered that other valid and reasonable methodologies also could be used and could lead to significantly different profit and loss results.

Further, the Board considered Nuveen’s estimated profitability (pre- and post-distribution margins and pre-tax) from its services to the funds compared to the profitability margins of certain peers. The Board Members, however, considered the inherent limitations of the comparative data given that profitability data is only available from peers which publish publicly available information and may be affected by numerous factors including, among other things, the types of funds a peer manages, its business mix, cost of capital, the assumptions and allocation methodology used in developing its profitability data, and fee waivers and expense reimbursements by the peer(s).

Aside from the foregoing profitability data, the Board also considered the financial condition of TIAA. The Board Members considered certain financial data of TIAA as of December 31, 2025 and 2024. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Adviser received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with its affiliated sub-advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale as a fund and/or the complex grows larger. The Board considered the difficulty in measuring economies of scale with any precision but considered the various means the Fund Advisers employ to help share the benefits of economies of scale with the respective funds and their shareholders.

The Board considered the Funds’ advisory fee structure, including breakpoint schedules (as applicable). The Board considered that the management fees of the funds generally are comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board revised the breakpoint schedule which reduced the complex-level fee rates at various thresholds and expanded the assets included in calculating the complex-level fee rates. The Board considered that the complex-level breakpoint schedule was designed to share the benefits of economies of scale with the participating funds as a result of an increase in the asset size of the complex even if the particular fund has not grown or has even declined in asset size, whereas a fund-level breakpoint schedule seeks to share economies of scale with shareholders if the particular fund grows. The Board considered the fee reductions achieved overall from the fund-

5

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

level breakpoints and the complex-level breakpoints for the 2025 calendar year. In addition to the management fee structures, the Board Members also considered the temporary and/or permanent expense caps applicable to a fund (if any) which can provide a protection from an increase in expenses if the assets of the applicable funds decline. In addition, the Board considered the Adviser’s and/or affiliates’ ongoing investments in their business, including investments in various technology initiatives from which the fund complex may benefit as well as ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

The Board further considered that the scope of services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. These benefits include, among other things, fees paid to affiliates of the Adviser for services as noted below, the sharing of personnel and investment-related infrastructure with other clients of the Adviser, the use of affiliated sub-advisers in which case all the advisory revenue generated from such funds remains within Nuveen, and the use of certain funds as investment options for other products offered by the Adviser and/or its affiliates (such as life insurance separate account products, fund of funds or 529 education savings plans).

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. To the extent an open-end fund pays 12b-1 fees, the Board Members considered that some of those fees may be retained by the Adviser’s affiliate. In addition, the Board considered that an affiliate of the Adviser received compensation in 2025 for serving as an underwriter on shelf offerings of existing closed-end Nuveen funds and reviewed the amounts paid for such services in 2025 and 2024.

In addition, the Board Members considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients but such costs are reimbursed to the funds.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and non-profit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Additional Fund-Specific Factors

For each Fund, set forth below are (i) additional Fund-specific performance factors for periods ending December 31, 2025 that the Board considered in addition to those described above; and (ii) additional Fund-specific comparative fee and expense data that the Board considered in addition to that described above.

Nuveen Kansas Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Fourth Quartile	First Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Third Quartile	Third Quartile

6

Nuveen Kentucky Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Third Quartile	Third Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Second Quartile	Second Quartile

Nuveen Michigan Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Fourth Quartile	Fourth Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Third Quartile

••

In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation.

••

In considering the Fund’s position relative to the peers in the Expense Group and Expense Universe, the Board considered, among other things, the small size of the set of peers in the Expense Group and a discussion of the differences in investment strategies of the peers limiting some of the value of the quartile rankings, the improved net expense ratio of the Fund from the prior year and certain comparative data relating to another unaffiliated Michigan-specific peer.

Nuveen Missouri Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Second Quartile	First Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Third Quartile
Net Total Expense Ratio	Second Quartile	First Quartile

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Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

Nuveen Ohio Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	Fourth Quartile	Fourth Quartile	Third Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Fourth Quartile	Fourth Quartile
Net Total Expense Ratio	Fourth Quartile	Third Quartile

••

In considering performance, the Board considered, among other things, management’s commentary of the Fund’s performance, including factors that contributed to or detracted from relative performance, and was satisfied with the explanation. The Board further considered that the Performance Peer Group was classified as low for relevancy.

••

The Board considered that management had agreed to a temporary expense cap last year, the impact of which was not fully reflected in the comparative expense data. The Board further considered that the Adviser agreed to extend its temporary expense cap for the Fund.

Nuveen Wisconsin Municipal Bond Fund

Relative Net Performance
	One-Year Period	Three-Year Period	Five-Year Period
Performance Peer Group Quartile	First Quartile	Second Quartile	First Quartile
Performance Benchmark	Underperformed	Underperformed	Underperformed

Comparative Fees and Expenses
	Expense Group	Expense Universe
Actual Management Fee Rate	Third Quartile	Second Quartile
Net Total Expense Ratio	Second Quartile	Third Quartile

G. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

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II. Subsequent Approvals of Advisory Agreements

As noted above, the 1940 Act provides, in general terms, that an advisory and sub-advisory agreement may continue in effect for a period of more than two years only so long as the board, including a majority of the disinterested trustees, approves its continuance. During the annual review, management and the Board proposed, in relevant part, to reset the annual review schedule for the advisory and sub-advisory agreements of the Nuveen funds to permit the agreements to continue for a one-year period until August 1st the following year as opposed to the existing May 1st annual deadline.

At its May Meeting, with respect to the Funds, the Board approved the Investment Management Agreements with certain minor changes and the Sub-Advisory Agreements to continue through July 31, 2027. As part of its review of the foregoing arrangements, the Board, through independent legal counsel, requested and received information regarding, among other things, the proposed renewal of the Advisory Agreements.

In their review, the Board Members considered that they had recently completed their annual review of the Advisory Agreements at the Meeting and many of the factors considered at the annual review were applicable to their evaluation of the continuance of the Advisory Agreements. Accordingly, in evaluating the respective advisory and sub-advisory agreements, the Board Members relied upon their knowledge and experience with the Adviser and the Sub-Adviser and considered the information received and their evaluations and conclusions drawn at the annual review. The Board considered management’s representation that the information and materials provided in connection with the annual review of the Advisory Agreements at the Meeting remained unchanged in all material respects. Further, with respect to the continuance of the Advisory Agreements, the Board considered the terms of such agreements with certain minor changes as appropriate to reflect an internal restructuring.

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the fees of each of the Adviser and Sub-Adviser were reasonable in light of the services provided to each Fund and that each Advisory Agreement be renewed for an additional one-year period through July 31, 2027.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Multistate Trust IV

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 6, 2026	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer (principal executive officer)

Date: August 6, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller (principal financial officer)